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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05300

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eight of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the quarter ended April 30, 2009. These series have January 31 fiscal year end.

Date of reporting period: April 30, 2009

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 3.5%
San Francisco, CA City & Cnty. Arpt. Commission Intl. Terminal RB, Ser. B, 3.00%, 12/01/2009, (Liq.: Bank of New York Mellon Corp.)	$17,640,000	$17,884,857

CONTINUING CARE RETIREMENT COMMUNITY 1.6%
California Hlth. Facs. Fin. Auth. RB, Northern Presbyterian Homes & Svcs., 0.85%, VRDN, (LOC: Allied Irish Bank plc)	200,000	200,000
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, King’s Daughters & Sons Home Proj., 1.03%, VRDN, (LOC: AmSouth Bank)	7,650,000	7,650,000

		7,850,000

EDUCATION 11.0%
California ABAG Fin. Auth. for Nonprofit Corp. RB:
The Thatcher Sch. Proj., 1.27%, VRDN, (LOC: KeyCorp)	20,000,000	20,000,000
The Wright Institute, 0.50%, VRDN, (LOC: Allied Irish Bank plc)	2,900,000	2,900,000
California CDA RB:
Ctr. for Early Ed., 1.20%, VRDN, (LOC: Allied Irish Bank plc)	690,000	690,000
Prospect Sierra Sch., 0.35%, VRDN, (LOC: Bank of America Corp.)	2,245,000	2,245,000
California Edl. Facs. Auth. RB, Eclipse Funding Trust, Pepperdine Univ., 0.45%, VRDN, (Liq.: U.S. Bank NA)	2,200,000	2,200,000
California Infrastructure & Econ. Dev. Bank RB:
Colburn Sch. Proj., Ser. B, 1.00%, VRDN, (LOC: Allied Irish Bank plc)	9,000,000	9,000,000
St. Margaret Episcopal Sch., 1.20%, VRDN, (LOC: Allied Irish Bank plc)	1,000,000	1,000,000
Thacher Sch. Proj., Ser. 2007, 1.27%, VRDN, (SPA: Keybank NA)	11,000,000	11,000,000
Franklin Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Univ. of the South Proj., Ser. B, 1.03%, VRDN, (LOC: AmSouth Bank)	6,355,000	6,355,000

		55,390,000

GENERAL OBLIGATION – LOCAL 13.9%
Grossmont, CA High Sch. Dist. GO, California Schools Deutsche Bank Spears Trust:
Ser. DB-447, 0.62%, VRDN, (Liq.: Deutsche Bank AG)	2,900,000	2,900,000
Ser. DBE-637, 0.62%, VRDN, (Liq.: Deutsche Bank AG)	13,000,000	13,000,000
Hanford, CA Joint Union High Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DBE-675, 0.62%, VRDN, (Gtd. by & Liq.: Deutsche Bank AG)	1,775,000	1,775,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, Ser. 2007, 0.50%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	3,500,000	3,500,000
Imperial, CA Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Ser. 444, 0.60%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	2,840,000	2,840,000
Oyster Bay, NY GO, BAN, Ser. 2009-A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	10,000,000	10,037,731
Riverside, CA Cmty. College Dist. GO, Austin Trust Certs., Ser. 2008-3312, 0.76%, VRDN, (Insd. by FSA & Liq.: Bank of America Corp.)	7,000,000	7,000,000
Rockland Cnty., NY GO, RAN, 2.50%, 05/01/2009	10,000,000	10,105,498
Sierra, CA Joint Cmnty. College Dist. GO, Deutshe Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. DB-384, 0.50%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	2,815,000	2,815,000
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.50%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	6,000,000	6,000,000
Vacaville, CA Eclipse Funding Trust GO, Ser. 2007-0079, 0.41%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bank NA)	10,270,000	10,270,000

		70,243,229

GENERAL OBLIGATION – STATE 7.1%
California GO:
PFOTER, 1.50%, VRDN, (Insd. by MBIA & Liq.: Societe Generale)	515,000	515,000
ROC RR-II-R-622PB, 0.88%, VRDN, (Insd. by AMBAC & Liq.: PB Capital Corp.)	7,815,000	7,815,000
Ser. B-2, 0.25%, VRDN, (LOC: Societe Generale)	15,100,000	15,100,000
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.52%, VRDN, (LOC: Branch Banking & Trust Co.)	9,155,000	9,155,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.62%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,510,000	3,510,000

		36,095,000

1

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 4.2%
Merrill Lynch Puttable Option Tax-Exempt Receipts, 1.01%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	$3,860,000	$3,860,000
Newport Beach, CA RRB, Hoag Mem. Hosp., Ser. E, 0.40%, VRDN, (LOC: Bank of America Corp.)	2,900,000	2,900,000
Orange Cnty., FL. Hlth. Facs. Auth. RB, Orlando Hosp., Ser. D, 1.20%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Philadelphia, PA IDRB, PUTTER, Ser. 2133, 0.63%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,000,000	4,000,000
Thomasville, GA Hosp. Auth. RB, John D. Archbold Mem. Hosp., Inc. Proj., Ser. 1997, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	9,190,000	9,190,000

		20,950,000

HOUSING 20.5%
Atlanta, GA Urban Residential Fin. Auth. MHRB, Big Bethel Vlg., 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	4,100,000	4,100,000
California CDA MHRRB:
PUTTER, Ser. 2681, 0.88%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	1,300,000	1,300,000
Seasons at Lakewood Apts., 0.53%, VRDN, (Insd. by & Liq.: FNMA)	3,200,000	3,200,000
California HFA Home Mtge. RB:
Ser. 2003-H, 2.75%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	2,800,000	2,800,000
Ser. H, 2.75%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	25,700,000	25,700,000
Ser. U, 2.50%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	10,390,000	10,390,000
FHLMC MHRB:
Ser. M001, Class A, 0.78%, VRDN, (Insd. by & Liq.: FHLMC)	2,894,115	2,894,115
Ser. M007, Class A, 0.78%, VRDN, (Insd. by & Liq.: FHLMC)	10,742,605	10,742,605
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A:
0.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	31,200,000	31,200,000
0.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,050,000	4,050,000
Modesto, CA MHRB, Shadowbrook Apts., Ser. A, 0.39%, VRDN, (Liq.: FNMA)	700,000	700,000
Oakland, CA Redev. Agcy. MHRB, 0.79%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	100,000	100,000
Orange Cnty., CA Apt. Dev. RB:
Villas Aliento, 0.35%, VRDN, (Liq.: FNMA)	840,000	840,000
Villas La Paz, 0.35%, VRDN, (Liq.: FNMA)	680,000	680,000
Petaluma, CA CDA MHRB, Oakmont at Petaluma, 0.65%, VRDN, (LOC: U.S. Bank NA)	500,000	500,000
Vacaville, CA MHRB, Quail Run, 0.42%, VRDN, (Liq.: FNMA)	3,500,000	3,500,000
Vallejo, CA Hsg. Auth. MHRB, 0.60%, VRDN, (Liq.: FNMA)	885,000	885,000

		103,581,720

INDUSTRIAL DEVELOPMENT REVENUE 4.8%
California CDA IDRB, American Biodiesel Proj., Ser. B, 0.85%, VRDN, (LOC: Wells Fargo & Co.) °°	8,000,000	8,000,000
California CDA RB, Triple H Investors Proj., 0.85%, VRDN, (LOC: Union Bank of California)	410,000	410,000
California EDA RB, Killion Inds. Proj., 0.66%, VRDN, (LOC: Union Bank of California)	5,100,000	5,100,000
California Enterprise Dev. Auth. IDRB:
Pocino Foods Co., Ser. A, 0.80%, VRDN, (LOC: City Natl. Bank & FHLB)	4,000,000	4,000,000
Ramar Intl. Corp., Ser. A, 0.75%, VRDN, (LOC: Bank of the West)	4,000,000	4,000,000
California Infrastructure & Econ. Dev. Bank IDRB, Haig Precision Manufacturing Corp., 0.85%, VRDN, (SPA: Bank of the West)	1,790,000	1,790,000
Frankfort, IN EDRB, Gen. Seating of America Proj., Ser. 1997, 1.63%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	920,000	920,000

		24,220,000

MISCELLANEOUS REVENUE 3.4%
Alameda, CA Corridor Trans. Auth. RB, Deutsche Bank Spears Trust, Ser. DBE-664, 0.55%, VRDN, (Liq.: Deutsche Bank AG)	5,000,000	5,000,000
California Infrastructure EDRB, Society for the Blind Proj., 0.60%, VRDN, (LOC: U.S. Bank)	2,245,000	2,245,000
Citizens Property Insurance Corp. Florida Refunding Rev. Notes, Class A, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,008,211

		17,253,211

2

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.8%
Hemet, CA Unified Sch. Dist. COP, Sch. Facs. Proj., 1.10%, VRDN, (LOC: State Street Corp.)	$4,000,000	$4,000,000

RESOURCE RECOVERY 7.2%
California Muni. Fin. Auth. RB, Republic Svcs., Inc. Proj., 0.55%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Bidart Dairy Proj., Ser. 2002, 0.86%, VRDN, (LOC: CoBank ACB)	6,000,000	6,000,000
BLT Enterprises Proj., Ser. A, 0.80%, VRDN, (LOC: Union Bank of California)	7,135,000	7,135,000
Carlos Echeverria & Sons Proj., 0.86%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 0.86%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 0.81%, VRDN, (LOC: Wells Fargo & Co.) °°	2,500,000	2,500,000
Greenwaste Recovery, Inc., 0.83%, VRDN, (LOC: Comerica Bank)	3,190,000	3,190,000
Heritage Dairy Proj., 0.81%, VRDN, (LOC: Wells Fargo & Co.) °°	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 0.86%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 0.86%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Napa Recycling & Waste, Ser. A, 0.78%, VRDN, (LOC: Union Bank of California)	3,720,000	3,720,000

		36,145,000

SPECIAL TAX 6.2%
Irvine, CA Union Sch. Dist. Spl. Tax, Austin Trust Cert., Ser. 2007-315, 0.78%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	22,140,000	22,140,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.55%, VRDN, (Liq.: Deutsche Bank AG)	1,295,000	1,295,000
Richmond, CA Cmnty. Redev. Agcy. MTC, Ser. E-5, 0.56%, VRDN, (Insd. by MBIA & LOC: Royal Bank of Canada)	7,875,000	7,875,000

		31,310,000

STUDENT LOAN 1.7%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.00%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	8,600,000	8,600,000

TOBACCO REVENUE 1.4%
Golden State Tobacco Securitization Corp. RB, ROC RR-II-R-287X, 0.63%, VRDN, (Insd. by U.S. Treasury & Liq.: Citibank, NA)	7,075,000	7,075,000

UTILITY 3.4%
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
Ser. 1988, 2.35%, VRDN, (Gtd. by Delmarva Power & Light Co.)	700,000	700,000
Ser. 1994, 2.35%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,100,000	1,100,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 2.74%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	5,820,000	5,820,000
Northern California Transmission Agcy. RRB, Transmission Proj., Ser. A, 2.40%, VRDN, (Insd. by FSA & SPA: Dexia SA)	7,000,000	7,000,000
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A, 0.61%, VRDN, (SPA: Societe Generale SA)	700,000	700,000
Puerto Rico Elec. Power Auth. RB, Branch Banking & Trust Muni. Trust, Ser. 2006, 0.49%, VRDN, (LOC: Branch Banking & Trust Co.)	2,000,000	2,000,000

		17,320,000

WATER & SEWER 9.0%
California Central Basin Muni. Water Dist. COP, Ser. B, 0.85%, VRDN, (LOC: Allied Irish Bank plc)	8,125,000	8,125,000
Hanford, CA Sewer RB, Ser. A, 0.75%, VRDN, (LOC: Union Bank of California)	900,000	900,000
Los Angeles, CA Dept. of Water & Power Waterworks RB, ROC RR-II-R-11414, 0.87%, VRDN, (Liq.: Citibank, NA)	14,600,000	14,600,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, MSTR:
Ser. SGC-48, Class A, 0.60%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
Ser. SGC-49, Class A, 0.60%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
San Diego, CA Water Auth. COP RB, Austin Trust Certs., 1.13%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	1,790,000	1,790,000

		45,415,000

3

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
Value

Total Investments (cost $503,333,017) 99.7%	$503,333,017
Other Assets and Liabilities 0.3%	1,558,886

Net Assets 100.0%	$504,891,903

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of April 30, 2009:

California	81.7%
New York	4.0%
Tennessee	2.8%
Georgia	2.6%
Pennsylvania	2.5%
Florida	2.2%
Puerto Rico	2.0%
Wisconsin	0.8%
Delaware	0.4%
Indiana	0.2%
Non-state specific	0.8%

100.0%

On April 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	503,333,017
Level 3 – Significant Unobservable Inputs	0

Total	$503,333,017

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 6.9%
Bank of America Corp., 2.30%, 05/19/2009	$100,000,000	$100,000,000
Deutsche Bank AG, 1.40%, 05/04/2009	100,000,000	100,000,000
HBOS plc, FRN, 1.45%, 05/06/2009	125,000,000	125,000,000
Societe Generale, 0.75%, 05/04/2009	50,000,000	50,000,000

Total Certificates of Deposit (cost $375,000,000)		375,000,000

COMMERCIAL PAPER 67.2%
Asset-Backed 34.6%
Antalis U.S. Funding Corp., 0.50%, 05/27/2009	47,758,000	47,740,754
Atlantic Asset Securitization Corp.:
0.18%, 05/01/2009	65,000,000	65,000,000
0.20%, 05/01/2009	40,000,000	40,000,000
0.25%, 05/08/2009	40,000,000	39,998,055
Atlantis One Funding Corp.:
0.20%, 05/01/2009	30,000,000	30,000,000
0.75%, 05/11/2009	75,000,000	74,984,375
Bryant Park Funding, LLC, 0.36%, 05/20/2009	45,000,000	44,991,450
Chariot Funding, LLC, 0.31%, 05/08/2009	25,036,000	25,034,491
Charta, LLC:
0.18%, 05/01/2009	10,000,000	10,000,000
0.55%, 05/12/2009	60,000,000	59,989,917
0.57%, 05/08/2009	50,000,000	49,994,458
Clipper Receivables Co.:
0.40%, 05/01/2009	27,000,000	27,000,000
0.65%, 05/20/2009	80,000,000	79,972,555
Concord Minutemen Capital Co., LLC, 0.80%, 05/12/2009	50,000,000	49,987,778
CRC Funding, LLC:
0.45%, 05/29/2009	45,000,000	44,984,250
0.47%, 05/26/2009	50,000,000	49,983,681
0.57%, 05/11/2009	30,000,000	29,995,250
0.58%, 05/06/2009	5,000,000	4,999,597
Crown Point Capital Co.:
0.65%, 05/01/2009	30,000,000	30,000,000
0.80%, 05/06/2009	65,000,000	64,992,778
0.80%, 05/08/2009	20,000,000	19,996,889
Ebbets Funding, LLC, 0.52%, 05/12/2009	80,000,000	79,987,289
Elysian Funding, LLC, 0.50%, 05/04/2009	50,000,000	49,997,917
Fairway Finance Corp., 0.20%, 05/01/2009	20,000,000	20,000,000
Falcon Asset Security Corp., LLC, 0.20%, 05/01/2009	10,756,000	10,756,000
Gemini Securitization Corp., 0.33%, 05/15/2009	50,000,000	49,993,583
Grampian Funding, LLC, 0.55%, 05/22/2009	45,000,000	44,985,562
Jupiter Securitization Co., LLC, 0.15%, 05/01/2009	35,000,000	35,000,000
Kitty Hawk Funding Corp.:
0.18%, 05/01/2009	10,525,000	10,525,000
0.25%, 05/08/2009	66,065,000	66,061,788
Lexington Parker Capital Corp., LLC, 0.80%, 05/12/2009	75,000,000	74,981,667
Liberty Funding, LLC:
0.25%, 05/07/2009	25,000,000	24,998,958
0.25%, 05/14/2009	8,800,000	8,799,206
LMA SA, 0.40%, 05/18/2009	75,000,000	74,985,833
Old Line Funding, LLC:
0.25%, 05/05/2009	20,000,000	19,999,444
0.52%, 05/08/2009	23,333,000	23,330,641
Park Avenue Receivables Corp., 0.20%, 05/04/2009	20,000,000	19,999,667
Regency Markets No. 1, LLC:
0.44%, 05/20/2009	30,519,000	30,511,913
1.00%, 05/15/2009	50,000,000	49,980,556
Starbird Funding Corp., 1.15%, 05/18/2009	140,000,000	139,923,972

1

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Surrey Funding Corp., 0.43%, 05/07/2009	$27,875,000	$27,873,002
Thames Asset Global Securitization, Inc., 0.70%, 07/07/2009	38,399,000	38,348,975
Windmill Funding Corp., 0.40%, 05/12/2009	50,000,000	49,993,889
Yorktown Capital, LLC, 0.25%, 05/04/2009	40,000,000	39,999,167

		1,880,680,307

Capital Markets 1.4%
Nordea Investment Management North America, Inc.:
0.15%, 05/06/2009	35,000,000	34,999,271
0.50%, 06/05/2009	40,000,000	39,980,555

		74,979,826

Commercial Banks 25.7%
Abbey National plc:
0.20%, 05/14/2009	50,000,000	49,996,389
0.20%, 05/26/2009	25,000,000	24,996,528
Allied Irish Banks plc, 0.55%, 05/07/2009	100,000,000	99,990,833
ASB Finance, Ltd., 0.625%, 06/09/2009	40,000,000	39,972,917
Australia and New Zealand Banking Group, Ltd.:
0.51%, 07/06/2009	30,000,000	29,971,950
0.69%, 05/26/2009	23,300,000	23,288,836
Banco Bilbao Vicaya, 0.30%, 05/29/2009	80,000,000	79,981,333
Bank of Montreal, 0.30%, 05/21/2009	75,000,000	75,000,000
Bank of Nova Scotia Corp.:
0.32%, 05/05/2009	34,630,000	34,628,769
0.55%, 05/04/2009	75,000,000	74,996,563
BNP Paribas SA:
0.61%, 05/29/2009	50,000,000	49,976,278
1.00%, 09/01/2009	30,000,000	29,897,500
Calyon:
0.48%, 05/07/2009	65,000,000	65,000,000
0.50%, 05/13/2009	85,000,000	84,985,833
0.65%, 06/15/2009	45,000,000	44,963,438
Danske Corp., 0.90%, 05/08/2009	75,000,000	74,986,875
Dexia Delaware, LLC, 0.45%, 05/07/2009	100,000,000	99,992,500
DnB NOR Bank ASA:
0.20%, 06/02/2009	55,000,000	54,990,222
0.25%, 05/20/2009	25,000,000	24,996,701
Governor & Co., 0.50%, 05/06/2009	40,000,000	39,997,222
Natixis:
0.23%, 05/07/2009	30,000,000	29,998,850
0.25%, 05/01/2009	70,000,000	70,000,000
Rabobank U.S.A. Finance Corp., 0.25%, 05/11/2009	50,000,000	49,996,528
Royal Bank of Scotland:
0.45%, 05/18/2009	50,000,000	49,989,375
0.50%, 05/07/2009	35,000,000	34,997,083
Societe Generale, 0.94%, 05/13/2009	20,000,000	19,993,733
Svenska Handelsbank, 0.34%, 05/20/2009	40,000,000	39,992,822

		1,397,579,078

Diversified Financial Services 3.9%
JPMorgan Chase & Co., FRN, 0.25%, 05/12/2009	60,000,000	59,995,417
KBC Financial Products USA, Inc., 0.90%, 05/21/2009	80,000,000	79,960,000
UBS AG, 0.40%, 05/29/2009	75,000,000	74,976,666

		214,932,083

2

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Thrifts & Mortgage Finance 1.6%
Nationwide Building Society, 1.10%, 05/08/2009	$85,000,000	$84,981,820

Total Commercial Paper (cost $3,653,153,114)		3,653,153,114

CORPORATE BONDS 9.2%
Capital Markets 1.8%
Morgan Stanley, FRN, 0.68%, 05/03/2009	100,000,000	100,000,000

Commercial Banks 1.8%
Wells Fargo & Co., 3.90%, 05/01/2009 °	100,000,000	100,000,000

Consumer Finance 2.8%
American Honda Finance Corp., FRN, 1.40%, 05/26/2009 144A +	90,000,000	90,000,000
General Electric Capital Corp., 0.25%, 05/01/2009	60,000,000	60,000,000

		150,000,000

Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	75,000,000	75,187,725

Insurance 1.4%
Jackson National Life Global Holdings, FRN, 1.60%, 06/23/2009 144A	75,000,000	75,000,000

Total Corporate Bonds (cost $500,187,725)		500,187,725

FUNDING AGREEMENTS 4.3%
Metropolitan Life Funding Agreement, 1.60%, 05/22/2009 +	100,000,000	100,000,000
Transamerica Occidental Funding Agreement, 1.36%, 07/01/2009 +	135,000,000	135,000,000

Total Funding Agreements (cost $235,000,000)		235,000,000

MUNICIPAL OBLIGATIONS 0.1%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 0.85%, VRDN, (LOC: Bank of America Corp.) (cost $7,200,000)	7,200,000	7,200,000

TIME DEPOSIT 1.1%
Societe Generale, 0.22%, 05/01/2009 (cost $60,000,000)	60,000,000	60,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.0%
FHLB, FRN, 0.35%, 05/23/2009	100,000,000	99,928,587
FHLMC, FRN:
0.42%, 05/18/2009	25,000,000	25,000,000
1.22%, 07/30/2009	50,000,000	50,000,000
FNMA, FRN, 0.42%, 05/01/2009	150,000,000	149,994,877

Total U.S. Government & Agency Obligations (cost $324,923,464)		324,923,464

REPURCHASE AGREEMENTS ^^ 5.0%
Bank of America Corp., 0.15%, dated 4/30/2009, maturing 5/1/2009, maturity value $125,000,521 (1)	125,000,000	125,000,000
Barclays Capital, Inc., 0.16%, dated 4/30/2009, maturing 5/1/2009, maturity value $100,000,444 (2)	100,000,000	100,000,000
Deutsche Bank AG, 0.14%, dated 4/30/2009, maturing 5/1/2009, maturity value $30,000,117 (3)	30,000,000	30,000,000
Societe Generale, 0.14%, dated 4/30/2009, maturing 5/1/2009, maturity value $15,430,269 (4)	15,430,209	15,430,209

Total Repurchase Agreements (cost $270,430,209)		270,430,209

Total Investments (cost $5,425,894,512) 99.8%		5,425,894,512
Other Assets and Liabilities 0.2%		10,748,228

Net Assets 100.0%		$5,436,642,740

3

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

°

Investment in non-controlled affiliate. At April 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $100,000,000 and earned $953,333 of income for the period from February 1, 2009 to April 30, 2009.

+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^	Collateralized by:
	(1)	$127,070,000 FHLB, 0.77%, 12/30/2009, value including accrued interest is $127,502,003.
	(2)	$100,731,200 U.S. Treasury Note, 2.00%, 11/30/2013, value including accrued interest is $102,000,081.
	(3)	$11,110,000 Kellogg Company, 0.00%, 5/28/2009, value is $11,105,006; $19,475,200 Treasury Inflation Index Note/Bond, 1.63%, 1/15/2018, value including accrued interest is $19,812,364.
	(4)	$14,187,900 Treasury Inflation Index Note/Bond, 2.63%, 7/15/2017, value including accrued interest is $15,738,823.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2009.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

On April 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	5,425,894,512
Level 3 – Significant Unobservable Inputs	0

Total	$5,425,894,512

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 2.3%
Chicago, IL O’Hare Intl. Arpt. RB:
Deutsche Bank Spears Trust, Ser. 2005-A, 0.63%, VRDN, (SPA: Deutsche Bank AG)	$2,225,000	$2,225,000
ROC RR-II-R-605PB, 1.78%, VRDN, (SPA: Deutsche Bank AG)	15,245,000	15,245,000
Clark Cnty., NV Arpt. RB, ROC-RR-II-R-10363, 0.92%, VRDN, (LOC: CitiBank NA)	17,205,000	17,205,000
Cleveland, OH Arpt. Sys. RB, Ser. 2009-A, 0.53%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Columbus, OH Regl. Arpt. Auth. RB, Ohio Muni. Pooled Financing Program, Ser. 2004-A, 0.51%, VRDN, (LOC: U.S. Bank NA)	3,905,000	3,905,000
Fairhope, AL Arpt. Auth. Impt. RB, Ser. 2007, 1.30%, VRDN, (LOC: Allied Irish Bank plc)	8,845,000	8,845,000
Greater Orlando, FL Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 1.75%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,400,000	6,400,000
Ser. B, 1.75%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,900,000	6,900,000
Louisville, KY Regl. Arpt. Auth. Spl. Facs. RB, OH, LLC Proj., Ser. A, 0.30%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,000,000	1,000,000
Metropolitan Nashville, TN Arpt. Auth. RRB, Tennessee Passenger Facs. Charge, Ser. 2003, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	4,025,000	4,025,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.00%, VRDN, (Gtd. by Boeing Co.)	20,210,000	20,210,000
Ser. B, 2.00%, VRDN, (Gtd. by Boeing Co.)	15,230,000	15,230,000

		104,290,000

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, El Centro Del Barrio Proj.:
Ser. 2007-A, 0.55%, VRDN, (LOC: JPMorgan Chase & Co.)	14,755,000	14,755,000
Ser. 2007-B, 0.66%, VRDN, (LOC: JPMorgan Chase & Co.)	2,000,000	2,000,000
Blount Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Presybyterian Homes Proj., Ser. 2000, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	2,320,000	2,320,000
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Residential Care Facs. RB, Lucy Corr Village, Ser. 2008-B, 0.51%, VRDN, (LOC: BB&T Corp.)	2,710,000	2,710,000
De Kalb Cnty., GA IDA RB, A.G. Rhodes Home at Wesley Woods, Inc. Proj., Ser. 1996, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	2,250,000	2,250,000
Erie Cnty., PA Hosp. Auth. Hlth. Facs. RB, St. Mary’s Home Erie Proj., Ser. 2008-B, 0.57%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Georgetown, TX Hlth. Facs. Dev. Corp. RB, Wesleyan Homes, Inc. Proj., Ser. 2006, 1.02%, VRDN, (LOC: Regions Financial Corp.)	12,740,000	12,740,000
Hamilton Cnty., OH Hlth. Care RB, Life Enriching Cmnty. Proj., Ser. 2006-B, 0.55%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,000,000	1,000,000
Henrico Cnty., VA EDA Residential Care Facs. RB, Westminster-Cantebury Richmond, Ser. 2008, 0.51%, VRDN, (LOC: BB&T Corp.)	3,200,000	3,200,000
Homewood, AL Med. Clinic Board Lease RB, Lakeshore Foundation Proj., 1.08%, VRDN, (LOC: Amsouth Bank)	6,315,000	6,315,000
Massachusetts Dev. Fin. Agcy. RB, Newbridge On the Charles, Inc., Ser. 2007-343, 0.74%, VRDN, (LOC: Bank of America Corp.)	8,000,000	8,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB:
Presbyterian Retirement Cmntys., Ser. B, 0.52%, VRDN, (Insd. by Radian Group, Inc. & SPA: Bank of America Corp.)	6,700,000	6,700,000
Ser. 1992, 1.45%, VRDN, (LOC: SunTrust Banks, Inc.)	1,655,000	1,655,000
Pennsylvania Horizon Hosp. Sys. Auth. Senior Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002, 0.68%, VRDN, (LOC: M&T Trust Co.)	9,000,000	9,000,000
Valparaiso, IN Econ. Dev. RB, Pines Village Retirement Cmnty. Proj., Ser. 2008, 0.63%, VRDN, (LOC: Bank of America Corp.)	10,595,000	10,595,000

		85,340,000

EDUCATION 10.0%
Alabama Private Colleges & Universities Facs. Auth. Student Hsg. RB, Birmingham-Southern College, Ser. 2007, 1.03%, VRDN, (LOC: Regions Bank)	11,010,000	11,010,000
Alachua Cnty., FL IDRB, Oak Hall Private Sch., Inc., Ser. 2007, 1.55%, VRDN, (LOC: SunTrust Banks, Inc.)	3,000,000	3,000,000

1

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Albemarle Cnty., VA EDA Edl. Facs. RB, Annes Belfield, Inc., Ser. 2008, 0.62%, VRDN, (LOC: SunTrust Banks, Inc.)	$6,000,000	$6,000,000
Athens-Clarke Cnty., GA Univ. Govt. Dev. Auth. RB, Univ. of Georgia Athletic Assn. Proj., Ser. 2001, 1.20%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Baltimore Cnty., MD EDRB, Garrison Forest Sch., Inc. Proj., Ser. 2006, 1.20%, VRDN, (LOC: SunTrust Banks, Inc.)	1,215,000	1,215,000
Baltimore Cnty., MD RB, Maryvale Prep Sch. Facs. Proj., Ser. 2005-A, 0.62%, VRDN, (LOC: M&T Bank & Trust Co.)	2,875,000	2,875,000
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.63%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,090,000	5,090,000
California CDA RB, St. Mary’s & All Angels Sch. Proj., Ser. 2006, 1.00%, VRDN, (LOC: Allied Irish Bank plc)	6,000,000	6,000,000
California Infrastructure & Econ. Dev. Bank RB:
Colburn Sch. Proj., Ser. B, 1.00%, VRDN, (LOC: Allied Irish Bank plc)	2,500,000	2,500,000
Thacher Sch. Proj., Ser. 2007, 1.27%, VRDN, (SPA: Keybank NA)	1,000,000	1,000,000
Chattanooga, TN Hlth. & Edl. Facs. Board RB, McCallie Sch. Proj., Ser. 1998, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	6,670,000	6,670,000
Claiborne Cnty., TN IDRB, Lincoln Mem. Univ. Proj., 1.03%, VRDN, (LOC: Amsouth Bancorp)	9,000,000	9,000,000
Clay Cnty., FL Dev. Auth. Edl. Facs. RB, St. John’s Country Day Sch. Proj., Ser. 2002, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	3,535,000	3,535,000
Collierville, TN IDRB, St. George’s High Sch. Proj., Ser. 2001, 0.97%, VRDN, (LOC: Regions Financial Corp.)	19,060,000	19,060,000
Colorado Edl. & Cultural Facs. Auth. RB:
Emmanuel Sch. of Religion Proj., Ser. 2006, 1.03%, VRDN, (LOC: Regions Financial Corp.)	3,625,000	3,625,000
Vail Mountain Sch. Proj., Ser. 2003, 1.52%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Vail Valley Foundation Proj., Ser. 2007, 0.47%, VRDN, (LOC: U.S. Bancorp)	5,970,000	5,970,000
Conroe, TX Independent Sch. Dist. Unlimited Tax Bldg. RRB, PUTTER, Ser. 2487, 0.58%, VRDN, (LOC: JPMorgan Chase & Co.)	2,250,000	2,250,000
Dayton, TN Indl. Dev. Board Edl. Facs. RB, Bryan Colllege Dorm. Proj., Ser. 2006, 1.03%, VRDN, (LOC: Regions Financial Corp.)	3,800,000	3,800,000
De Kalb Cnty., GA Dev. Auth. RB, Oglethorpe Univ. Proj., Ser. 1995, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	2,850,000	2,850,000
Delaware EDA RB, Catholic Diocese Wilimington, Inc., Ser. 2002, 0.70%, VRDN, (LOC: Allied Irish Bank plc)	11,300,000	11,300,000
District of Columbia RB, Wesley Theological Seminary Issue, Ser. 2008-A, 0.48%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.68%, VRDN, (LOC: M&T Bank Corp.)	14,450,000	14,450,000
Fauquier Cnty., VA IDA RB:
Highland Sch. Proj., Ser. 2008, 0.51%, VRDN, (LOC: Branch Banking & Trust Co.)	4,250,000	4,250,000
Wakefield Sch., Inc., Ser. 2008, 0.51%, VRDN, (LOC: PNC Financial Services Group, Inc.)	35,000	35,000
Florida Higher Edl. Facs. Fin. Auth. RB:
Ringling Sch. Art & Design, Inc. Proj., Ser. 2004, 0.62%, VRDN, (LOC: SunTrust Banks, Inc.)	16,895,000	16,895,000
Southeastern Univ., Inc. Proj., Ser. 2005, 0.93%, VRDN, (LOC: Regions Financial Corp.)	37,445,000	37,445,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB:
Battle Ground Academy Proj., Ser. 2002, 1.60%, VRDN, (LOC: SunTrust Banks, Inc.)	1,660,000	1,660,000
St. Andrew’s Sewanee Sch. Proj., Ser. 1999, 1.08%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB:
The Lovett Sch. Proj., Ser. 2008, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	12,500,000	12,500,000
Woodward Academy, Inc. Proj., Ser. 2002, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	6,400,000	6,400,000
Iowa Higher Edl. Loan Auth. Private College Facs. RB, Graceland Univ. Proj., Ser. 2003, 0.61%, VRDN, (LOC: Bank of America Corp.)	1,900,000	1,900,000
Jackson, TN Hlth. Edl. & Hsg. Facs. RB, Union Univ. Proj., Ser. 2000, 1.03%, VRDN, (LOC: AmSouth Bancorp)	1,485,000	1,485,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. RB, Webb Sch. of Knoxville Proj., Ser. 1999, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	10,280,000	10,280,000

2

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Louisiana Local Govt. Env. Facs. & CDA RB, Univ. of Louisiana at Monroe Facs., Ser. 2004-C, 0.93%, VRDN, (LOC: Regions Financial Corp.)	$12,430,000	$12,430,000
Maine Fin. Auth. RB, Kents Hill Sch. Proj., Ser. 2006, 1.56%, VRDN, (LOC: Allied Irish Banks plc)	4,775,000	4,775,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB:
Friends Sch. of Baltimore, Ser. 2004, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	2,700,000	2,700,000
Villa Julie College, Ser. 2005, 0.56%, VRDN, (LOC: Bank of America Corp.)	1,615,000	1,615,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Issue, ROC-RR-II-R-10398, Ser. T-1, 0.91%, VRDN, (LOC: CitiBank NA)	11,280,000	11,280,000
Worcester Academy Proj., Ser. 2008, 1.56%, VRDN, (SPA: Allied Irish Banks plc)	2,500,000	2,500,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of Massachusetts Issue, Ser. D-2007-310, 0.73%, VRDN, (LOC: Bank of America Corp.)	3,375,000	3,375,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. Dev. Board RB:
Belmont Univ. Proj.:
Ser. 2002-A, 1.60%, VRDN, (LOC: SunTrust Banks, Inc.)	2,320,000	2,320,000
Ser. 2005, 1.45%, VRDN, (LOC: SunTrust Banks, Inc.)	1,545,000	1,545,000
Ensworth Sch. Proj., Ser. 2002, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	1,540,000	1,540,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. Dev. Board RRB, Trevecca Nazarene Univ. Proj., Ser. 2003, 1.60%, VRDN, (LOC: SunTrust Banks, Inc.)	4,250,000	4,250,000
Miami-Dade Cnty., FL Edl. Facs. RB, Carlos Albizu Univ. Proj., Ser. 2000, 0.66%, VRDN, (LOC: Bank of America Corp.)	2,800,000	2,800,000
Miami-Dade Cnty., FL IDA RB, Carrollton Sch. Proj., Ser. 1999, 1.45%, VRDN, (LOC: SunTrust Banks, Inc.)	4,515,000	4,515,000
Mississippi Business Fin. Corp. RB:
Mississippi College Proj., Ser. 2003, 1.03%, VRDN, (LOC: Regions Financial Corp.)	13,900,000	13,900,000
St. Andrew Episcopal Day Sch. Proj., Ser. 2003, 1.38%, VRDN, (LOC: Allied Irish Banks plc)	3,405,000	3,405,000
Montgomery Cnty., MD EDRB, Sandy Spring Friends Sch. Facs., Ser. 2004, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	3,000,000	3,000,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, William Penn Charter Sch., Ser. 2001, 0.56%, VRDN, (LOC: PNC Financial Group Services, Inc.)	4,500,000	4,500,000
Montgomery Cnty., PA IDA RB, LaSalle College High Sch., Ser. 2007-A, 0.56%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
New York Dorm. Auth. RB:
Fordham Univ., Ser. 2008A-2, 0.60%, VRDN, (LOC: Allied Irish Banks plc)	4,500,000	4,500,000
Rockfeller Univ., Ser. 2009-B, 0.21%, VRDN, (SPA: U.S. Bank, NA)	2,600,000	2,600,000
New York Dorm. Auth. Tax Exempt Cert. RB, St. John’s Univ., Ser. 2007, 0.68%, VRDN, (Liq.: State Street Corp.)	26,020,000	26,020,000
North Carolina Capital Facs. Fin. Agcy. Edl. RB:
Charlotte Country Day Sch. Proj., Ser. 2008, 0.61%, VRDN, (LOC: Bank of America Corp.)	9,440,000	9,440,000
Greensboro College Proj., Ser. 2003, 0.61%, VRDN, (LOC: Bank of America Corp.)	7,045,000	7,045,000
Guilford College Proj., Ser. 2008, 0.57%, VRDN, (LOC: BB&T Co.)	3,940,000	3,940,000
High Point Univ. Proj., Ser. 2008, 0.57%, VRDN, (LOC: BB&T Co.)	4,000,000	4,000,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program, Keystone College Proj., Ser. 2002, 0.56%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,900,000	1,900,000
Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program, Univ. of Scranton Proj., Ser. 1999-E3, 0.56%, VRDN, (LOC: PNC Financial Services Group, Inc.)	2,600,000	2,600,000
Pima Cnty., AZ IDA Charter Sch. RB, Delaware Military Academy Proj., Ser. 2008, 0.56%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
Ser. 2003, 0.49%, VRDN, (LOC: Branch Bank & Trust Co.)	11,045,000	11,045,000
Ser. 2006-A, 0.49%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Red River, TX Ed. Fin. Corp. RB:
Parish Day Sch. Proj., Ser. 2001-A, 1.25%, VRDN, (LOC: Allied Irish Banks plc)	15,740,000	15,740,000
Parish Episcopal Sch. Proj., Ser. 2004, 1.25%, VRDN, (LOC: Allied Irish Banks plc)	4,765,000	4,765,000
Savannah, GA EDA RB, Calvary Day Sch. Proj., Ser. 2006, 0.62%, VRDN, (LOC: SunTrust Banks, Inc.)	6,300,000	6,300,000

3

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB:
Memphis College of Art Proj., Ser. 2003, 1.13%, VRDN, (LOC: Regions Financial Group, Inc.)	$3,435,000	$3,435,000
Southern College of Optometry Proj., Ser. 2001, 3.13%, VRDN, (LOC: Allied Irish Banks plc)	4,900,000	4,900,000
South Carolina Edl. Facs. Auth. RB, Newbury College, Ser. 2008, 0.57%, VRDN, (LOC: BB&T Co.)	2,500,000	2,500,000
Summit Cnty., OH RB, Western Academy Reserve, Ser. 2002, 1.20%, VRDN, (LOC: KeyCorp)	225,000	225,000
Troy, NY IDA Civic Facs. RB, Rensselaer Polytechnic Institute Proj., Ser. 2002, 0.43%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000
Tulsa, OK IDA RB, Univ. of Tulsa, Ser. 1996-A, 0.63%, VRDN, (SPA: Societe Generale SA)	4,390,000	4,390,000
University of Colorado Enterprise Sys. RRB, Ser. 2007-A, 2.76%, VRDN, (LOC: MBIA)	8,000,000	8,000,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 0.63%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
University of Texas Board of Regulatory Fin. Sys. RB, PUTTER, Ser. 2775, 0.56%, VRDN, (LOC: JPMorgan Chase & Co.)	5,105,000	5,105,000
Washington Hsg. Fin. Commission RB:
Bush Sch. Proj., Ser. 2006, 0.52%, VRDN, (LOC: U.S. Bank NA)	6,450,000	6,450,000
Gonzaga Preparatory Sch., 0.55%, VRDN, (LOC: Bank of America Corp.)	1,940,000	1,940,000

		464,225,000

ELECTRIC REVENUE 0.7%
Escambia Cnty., FL Solid Waste Disposal Sys. RB, Gulf Power Co. Proj., Ser. 2, 0.55%, VRDN, (Gtd. by Gulf Power Co.)	20,000,000	20,000,000
Omaha, NE Pub. Power Dist. Separate Elec. Sys. RB, Eclipse Funding Trust, Ser. 2005-A, 0.51%, VRDN, (LOC: U.S. Bank NA)	12,600,000	12,600,000

		32,600,000

GENERAL OBLIGATION – LOCAL 5.9%
Beaumont, TX Independent Sch. Dist. Bldg. GO, Ser. 2008, 0.58%, VRDN, (SPA: Deutsche Bank AG)	6,690,000	6,690,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Ser. E-5-B, 0.49%, VRDN, (LOC: Branch Banking Trust & Co.)	4,850,000	4,850,000
Chicago, IL Muni. Securitization Trust Receipts GO, Class A:
Ser. 53, 0.63%, VRDN, (SPA: Societe Generale SA)	7,305,000	7,305,000
Ser. 56, 0.63%, VRDN, (SPA: Societe Generale SA)	3,270,000	3,270,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 0.51%, VRDN, (LOC: U.S. Bank NA)	6,320,000	6,323,555
Cook Cnty., IL GO, Ser. 559, 0.88%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,665,000	2,665,000
Del Valle, TX GO, Independent Sch. Dist. Bldg., PUTTER, Ser. 1946, 0.66%, VRDN, (LOC: JPMorgan Chase & Co.)	2,990,000	2,990,000
District of Columbia Refunding GO, Ser. 2008-A, 1.00%, VRDN, (LOC: Allied Irish Banks plc)	4,285,000	4,285,000
Emmaus, PA GO, Dowington Area Sch. Dist. Chester Cnty., Ser. 1989-D, Subser. D-27, 0.40%, VRDN, (LOC: U.S. Bank NA)	15,200,000	15,200,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 0.98%, VRDN, (Insd. by FGIC)	2,750,000	2,750,000
Frisco, TX GO, Independent Sch. Dist., PUTTER, Ser. 2687, 0.66%, VRDN, (LOC: JPMorgan Chase & Co.)	5,010,000	5,010,000
Grossmont, CA High Sch. Dist. GO, California Schools Deutsche Bank Spears Trust:
Ser. DB-447, 0.62%, VRDN, (Liq: Deutsche Bank AG)	2,143,000	2,143,000
Ser. DBE-637, 0.62%, VRDN, (Liq: Deutsche Bank AG)	21,319,000	21,319,000
Hanford, CA Joint Union High Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DBE-675, 0.62%, VRDN, (Gtd. by & Liq.: Deutsche Bank AG)	4,500,000	4,500,000
Harvest Junction, CO Metro Dist. GO, Ser. 2006, 0.55%, VRDN, (LOC: US Bank NA)	3,500,000	3,500,000
Hoboken, NJ GO TAN, Ser. DBE-689, 0.57%, VRDN, (Liq.: Deutsche Bank AG)	7,725,000	7,725,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, Ser. 2007, 0.50%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	1,600,000	1,600,000
Indianapolis, IN Local Pub. Impt. GO, Ser. 2009-B, 0.78%, 01/10/2010, (LOC: Bank of New York Mellon Corp.)	14,000,000	14,000,000
Katy, TX GO, Independent Sch. Dist., Ser. 2000, 0.57%, VRDN, (LOC: Bank of America Corp.)	7,130,000	7,130,000
Lamar, TX Independent Sch. Dist. Construction Refunding GO, Ser. 2008, 0.58%, VRDN, (SPA: Deutsche Bank AG)	6,500,000	6,500,000
Longview, TX GO, Independent Sch. Dist., PUTTER, Ser. 3059, 0.58%, VRDN, (LOC: JPMorgan Chase & Co.)	2,295,000	2,295,000

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Lovejoy, TX Independent Sch. Dist. Bldg. GO, Deutsche Bank Spreas Trust, Ser. 2008, 0.58%, VRDN, (SPA: Deutsche Bank AG)	$3,270,000	$3,270,000
Lower Merion, PA Sch. Dist. GO, Ser. 2009-A, 0.45%, VRDN, (LOC: State Street Corp.)	8,165,000	8,165,000
Meridian Ranch, CO Metro. Dist. GO, Ser. 2009, 0.63%, VRDN, (LOC: U.S. Bank NA)	4,270,000	4,270,000
New York, NY GO:
Fiscal Year 1994:
Ser. A, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,300,000	8,300,000
Ser. B-2, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	13,200,000	13,200,000
Fiscal Year 2008, Ser. J-3, 0.45%, VRDN, (LOC: Allied Irish Banks plc)	2,600,000	2,600,000
Northside, TX GO, Independent Sch. Dist., Ser. 2003, 0.58%, VRDN, (LOC: JPMorgan Chase & Co.)	6,325,000	6,325,000
Oyster Bay, NY BAN, Ser. 2009-A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	44,965,000	45,134,656
Schaumburg, IL GO, ROC-RR-II-R-11698, 0.92%, VRDN, (LOC: BHAC)	5,600,000	5,600,000
Sevier Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt., Ser. B-2, 0.70%, VRDN, (LOC: Allied Irish Bank plc)	18,900,000	18,900,000
Sierra, CA Joint Cmnty. College Dist. GO, Deutshe Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. DB-384, 0.50%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	12,700,000	12,700,000
Spring, TX Independent Sch. Dist. Refunding GO, Deutsche Bank Spears Trust, Ser. 2008-A, 0.58%, VRDN, (SPA: Deutsche Bank AG)	3,820,000	3,820,000
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.50%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	2,120,000	2,120,000
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 0.51%, VRDN, (Liq.: U.S. Bank NA)	8,455,000	8,477,278

		274,932,489

GENERAL OBLIGATION – STATE 1.2%
Massachusetts Bay Trans. Auth. GO, Gen. Trans. Sys., Ser. 2000, 1.50%, VRDN, (SPA: Dexia SA)	10,200,000	10,200,000
Massachusetts Muni. Securitization Trust Receipts GO, Class A:
0.63%, VRDN, (LOC: Societe Generale SA)	7,625,000	7,625,000
0.63%, VRDN, (SPA: Dexia SA)	4,250,000	4,250,000
Minnesota GO, PUTTER, Ser. 3265, 0.56%, VRDN, (LOC: JPMorgan Chase & Co.)	6,000,000	6,000,000
Texas Trans. Cmnty. Mobility GO, PUTTER, Ser. 2615, 0.56%, VRDN, (LOC: JPMorgan Chase & Co.)	9,000,000	9,000,000
Washington GO:
Austin Trust Variable Cert., Ser. 2007-A, 0.93%, VRDN, (LOC: Bank of America Corp.)	4,640,000	4,640,000
PUTTER, Ser. 2640, 0.56%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,995,000	9,995,000
Ser. 2005-C, 0.70%, VRDN, (SPA: Deutsche Bank AG)	5,630,000	5,630,000

		57,340,000

HOSPITAL 13.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr.:
Ser. 2007D, 0.59%, VRDN, (Liq.: Merrill Lynch & Co.)	9,640,000	9,640,000
Ser. 2008, 0.61%, VRDN, (LOC: Royal Bank of Canada)	2,500,000	2,500,000
Arizona Hlth. Facs. Auth. Hosp. Sys. RRB, Phoenix Children’s Hosp., Ser. 2007, 0.79%, VRDN, (SPA: BNP Paribas SA)	12,420,000	12,420,000
Berks Cnty., PA Muni. Auth. RB, Reading Hosp. & Med. Ctr. Proj., Ser. 2008A-1, 0.61%, VRDN, (LOC: Royal Bank of Canada)	10,000,000	10,000,000
Brevard Cnty., FL Hlth. Facs. RRB, Hlth. First Inc., Proj., Ser. 2003, 1.20%, VRDN, (LOC: SunTrust Banks, Inc.)	2,240,000	2,240,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, Fort Hamilton Hosp., Ser. 2001-B, 1.44%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	20,000,000	20,000,000
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.44%, VRDN, (LOC: Commerce Bancorp, Inc.)	8,135,000	8,135,000
Colorado Hlth. Facs Auth. RB, Exempla, Inc., Ser. 2009, 0.41%, VRDN, (LOC: U.S. Bank NA)	3,900,000	3,900,000
Darke Cnty., OH Hlth. Care Facs. RB, Wayne Hosp. Proj., Ser. 2007, 0.88%, VRDN, (LOC: Comerica, Inc.)	46,865,000	46,865,000
Dickson Cnty., TN Indl. Dev. Board RB, Renaissance Learning Ctr. Proj., Ser. 1997, 1.55%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Fulton Cnty., GA Dev. Auth. RB, Piedmont Healthcare, Inc. Proj., Ser. 2005, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	1,800,000	1,800,000

5

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Gulf Shores, AL Med. Clinic Board RB, Colonial Pinnacle Proj., Ser. 2007, 1.03%, VRDN, (LOC: Regions Financial Corp.)	$4,525,000	$4,525,000
Hamilton, IL Mem. Hosp. Dist. RB, Hamilton Mem. Hosp. Dist. Proj., Ser. 2007, 0.66%, VRDN, (LOC: JPMorgan Chase & Co.)	18,500,000	18,500,000
Harris Cnty., TX Cultural Edl. Facs. Fin. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. 2008-D, 1.55%, VRDN, (LOC: Allied Irish Bank plc)	5,000,000	5,000,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Hawaii Pacific Hlth. Obl. Group, Ser. 2009-A-1, 0.43%, VRDN, (LOC: Union Bank NA)	11,100,000	11,100,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RB, Adventist Hlth. Sys. Proj., Ser. 2005, 3.50%, VRDN, (LOC: SunTrust Banks, Inc.)	5,000,000	5,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C, 0.52%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Illinois Dev. Fin. Auth. Indl. RB, Shelby Mem. Hosp., Inc., Ser. 1999-B-1, 0.64%, VRDN, (LOC: Comerica, Inc.)	3,225,000	3,225,000
Illinois Fin. Auth. RB:
Rush Univ. Med. Ctr. Obl. Group, Ser. 2008-A, 0.54%, VRDN, (LOC: Northern Trust Co.)	3,500,000	3,500,000
Southern Illinois Healthcare:
0.54%, VRDN, (LOC: Bank of Nova Scotia)	9,160,000	9,160,000
0.61%, VRDN, (LOC: RBC)	10,000,000	10,000,000
Illinois Fin. Auth. RRB, Univ. Chicago Med. Ctr., Ser. 2009-B-2, 0.53%, VRDN, (LOC: Bank of Montreal)	10,000,000	10,000,000
Indiana Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. 2008D-1 , 0.40%, VRDN	21,000,000	21,000,000
Indiana Hlth. & Edl. Facs. Fin. Auth. RB, Clarian Hlth. Obligated Group, Ser. 2005-D, 0.41%, VRDN, (LOC: Branch Bank & Trust Co.)	8,920,000	8,920,000
Indiana Hlth. Facs. Fin. Hosp. Auth. RB, Cmnty. Hosp. Proj., Ser. 2000-B, 0.61%, VRDN, (LOC: Bank of America Corp.)	2,115,000	2,115,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 0.39%, VRDN, (LOC: Bank of America Corp.)	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 0.61%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
Kentucky Econ. Dev. Fin. Auth. Hosp. RB:
Ashland Hosp. Corp., Ser. B, 0.49%, VRDN, (LOC: Branch Bank & Trust Co.)	15,000,000	15,000,000
Baptitst Hlth. Care Sys. Obl. Group, Ser. 2009-B-3, 0.43%, VRDN, (LOC: Branch Banking & Trust Co.)	7,655,000	7,655,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. Board Hosp. RRB, Covenant Hlth., Ser. 2006-B3, 1.30%, VRDN, (SPA: SunTrust Banks, Inc.)	6,900,000	6,900,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., Ser. 2006, 0.66%, VRDN, (LOC: Fulton Finl. Corp.)	4,230,000	4,230,000
Leesburg, FL. Hosp. RRB, Leesburg Regl. Med. Proj., Ser. 2008A, 0.93%, VRDN, (LOC: Regions Financial Corp.)	8,000,000	8,000,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, St. Luke’s Hosp. Bethlethem, PA Proj., Ser. 566, 1.34%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,845,000	8,845,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 0.75%, VRDN, (LOC: Bank One)	520,000	520,000
Lorain Cnty., OH Hosp. Facs. RRB, Regl. Med. Ctr. Proj., Ser. 2008, 0.66%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., Ser. 2000, 1.03%, VRDN, (LOC: Union Planters Bank)	3,480,000	3,480,000
Cenikor Foundation Proj., Ser. 2001, 1.03%, VRDN, (LOC: Union Planters Bank)	2,535,000	2,535,000
Lufkin, TX Hlth. Facs. Dev. Corp. Sys. RRB, Memorial Hlth. Sys.of East Texas, Ser. 2005-A, 0.70%, VRDN, (LOC: Allied Irish Banks plc)	24,295,000	24,295,000
Macon-Bibb Cnty., GA Hosp. Auth. RAN, Med. Ctr. Central Georgia, Ser. 1998, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB:
Anne Arundel Hlth. Sys., Ser. 2009-B, 0.63%, VRDN, (LOC: M&T Trust Co.)	15,000,000	15,000,000
Sheppard Pratt Proj., Ser. 2003-B, 0.68%, VRDN, (LOC: SunTrust Banks, Inc.)	6,405,000	6,405,000
Univ. of Maryland Med. Sys., Ser. 2008-E, 0.63%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Miami, FL Hlth. Facs. Auth. RRB, Miami Jewish Home and Hosp. for the Aged, Inc. Proj., Ser. 2005, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	2,000,000	2,000,000

6

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Mississippi Hosp. Equipment & Facs. Auth. RB:
Grenada Lake Med. Ctr. Proj., Ser. 2007, 0.93%, VRDN, (LOC: Regions Financial Corp.)	$13,380,000	$13,380,000
Mississippi Baptist Hlth. Sys., Ser. 2001, 1.03%, VRDN, (LOC: Amsouth Bank)	8,500,000	8,500,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, Infirmary Hlth. Sys. Proj.:
Ser. 2000-A, 1.00%, VRDN, (LOC: Regions Financial Corp.)	8,500,000	8,500,000
Ser. 2006-B, 1.02%, VRDN, (LOC: Regions Financial Corp.)	35,000,000	35,000,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., Ser. 2001, 1.23%, VRDN, (LOC: Regions Financial Corp.)	875,000	875,000
New Jersey Healthcare Facs. Fin. Auth. RB, St. Peters Univ. Hosp. Proj., Ser. 2000-B, 0.35%, VRDN, (LOC: Bank of America Corp.)	10,285,000	10,285,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB:
Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-2, 0.47%, VRDN, (LOC: BB&T Co.)	5,200,000	5,200,000
Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1, 0.41%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Wake Forest Univ. Hlth. Sciences, Ser. 2008-C, 0.50%, VRDN, (LOC: Bank of America Corp.)	5,100,000	5,100,000
Orange Cnty., FL IDA RB, Independent Blood & Tissue Svcs. of Florida, Inc. Proj., Ser. 2002, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	8,545,000	8,545,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., Ser. 2001, 1.20%, VRDN, (LOC: SunTrust Banks, Inc.)	355,000	355,000
Pike Cnty., OH Hlth. Care Facs. RB, Traditions Hlth. Care. Obl. Group, Ser. 2007, 0.65%, VRDN, (LOC: U.S. Bank NA)	2,100,000	2,100,000
Polk Cnty., FL IDA RB, Winter Haven Hosp. Proj., Ser. 2005-B, 1.20%, VRDN, (LOC: SunTrust Banks, Inc.)	3,890,000	3,890,000
Salem, OR Hosp. Facs. Auth. RB, Salem Hosp. Proj., Ser. 2008-B, 0.51%, VRDN, (LOC: U.S. Bank NA)	6,000,000	6,000,000
South Carolina Jobs EDA Hosp. Facs. RB:
Anmed Hlth. Proj., Ser. A, 0.41%, VRDN, (Liq.: Branch Bank & Trust)	3,000,000	3,000,000
Ser. 2009, 2.25%, 07/15/2009, (Liq.: Branch Bank & Trust)	22,575,000	22,586,693
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C, 0.59%, VRDN, (LOC: M&T Trust Co.)	14,140,000	14,140,000
South Dakota Hlth. & Edl. Facs. Auth. RB, Sioux Valley Hosp. & Hlth. Sys. Proj., Ser. 2001-C, 0.61%, VRDN, (LOC: U.S. Bank NA)	7,500,000	7,500,000
St. Joseph, MO IDA Hlth. Facs. RB, Heartland Regl. Med. Ctr., Ser. 2009-A, 0.41%, VRDN, (LOC: U.S. Bank NA)	6,000,000	6,000,000
Tarrant Cnty., TX Cultural Edl. Facs. Fin. Corp. Hosp. RB, Valley Baptist Med. Ctr. Brownville Proj., Ser. 2007, 0.45%, VRDN, (LOC: JPMorgan Chase & Co.)	9,150,000	9,150,000
Thomasville, GA Hosp. Auth. RAN, John D Archbold Mem. Hosp., Inc., Ser. 2003, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	8,100,000	8,100,000
University of Wisconsin Hosp. & Clinics Auth. RRB, Ser. 2009-A, 0.55%, VRDN, (LOC: U.S. Bank NA)	4,870,000	4,870,000
Ware Cnty., GA Hosp. Auth. RB, Baptist Vlg. Proj., Ser. 2000, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Weslaco, TX Hlth. Facs. Dev. RRB, Knapp Med. Ctr. Proj., Ser. 2008-B, 0.60%, VRDN, (LOC: Compass Bank)	4,730,000	4,730,000
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Aurora Hlth. Care Obl., PFOTER, 1.01%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	61,200,000	61,200,000
St. Camillus Hlth. Ctr. Proj., Ser. 2005, 0.63%, VRDN, (LOC: U.S. Bank NA)	2,420,000	2,420,000
Wood Cnty., OH Hosp. Facs. RRB, Wood Cnty. Hosp. Assn. Proj., Ser. 2008, 0.63%, VRDN, (LOC: JPMorgan Chase & Co.)	35,525,000	35,525,000

		647,501,693

HOUSING 22.3%
Alachua Cnty., FL HFA MHRB, Sante Fe Apts. Proj., Ser. 2008, 0.50%, VRDN, (Insd. by FNMA)	8,500,000	8,500,000
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 0.64%, VRDN, (Insd. by FNMA)	3,765,000	3,765,000
Alaska Hsg. Fin. Corp. RB, Ser. 2002-A, 3.00%, VRDN, (SPA: Dexia SA)	90,700,000	90,700,000
Arlington Cnty., VA IDA MHRRB, Woodbury Park Apts. Proj., Ser. 2005-A, 0.50%, VRDN, (Insd. by FHLMC)	800,000	800,000

7

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Atlanta, GA Urban Residential Fin. Auth. MHRB, Crogman Sch. Apts. Proj., Ser. 2002, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	$4,725,000	$4,725,000
Austin Trust Various States Variable Certificates, Ser. 10001, 0.83%, VRDN, (LOC: Bank of America Corp.)	27,307,000	27,307,000
Baltimore Cnty., MD RB, Cross Creek Apts. Proj., Ser. 2008, 0.55%, VRDN, (LOC: PNC Financial Services Group, Inc.)	4,465,000	4,465,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRRB, Vista Meadows/Fredricksburg Place Apts. Proj., Ser. 2006, 0.50%, VRDN, (Insd. by FHLMC)	6,435,000	6,435,000
Bibb Cnty., GA Dev. Auth. RB, Baptist Vlg. Proj., Ser. 1998, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	4,085,000	4,085,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.58%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
California CDA MHRRB, PUTTER, IAC Proj., Ser. 2680, 0.73%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,000,000	5,000,000
California CDA RB, Pennsylvania Valley Apt. Auth. Proj., Ser. 2001, 0.81%, VRDN, (Insd. by FHLMC)	1,745,000	1,745,000
California HFA Home Mtge. RB:
ROC-RR-II-R-11640, 1.18%, VRDN, (Liq.: CitiBank NA)	12,540,000	12,540,000
Ser. 2003-H, 2.75%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	34,525,000	34,525,000
Ser. H, 2.75%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	20,945,000	20,945,000
California HFA RB, Ser. U, 2.50%, VRDN, (Insd. by FSA & Liq.: Dexia Credit Local)	15,365,000	15,365,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.78%, VRDN, (SPA: State Street Corp.)	1,293,055	1,293,055
Ser. 2004-10, 0.78%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	5,059,000	5,059,000
Ser. 2005-14, 0.78%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	2,818,000	2,818,000
Ser. 2006-06, 0.78%, VRDN, (Liq.: State Street Corp.)	3,648,000	3,648,000
Ser. 2007-19, 0.78%, VRDN, (Liq.: State Street Corp.)	14,127,000	14,127,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., Ser. 1996, 0.62%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Denver, CO City & Cnty. MHRRB, Garden Court Cmnty. Proj., Ser. 2008, 0.55%, VRDN, (Liq.: FNMA)	8,150,000	8,150,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 0.97%, VRDN, (LOC: SunTrust Banks, Inc.)	2,335,000	2,335,000
Tyler House Trust, Ser. 1995-A, 1.02%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	24,200,000	24,200,000
Durham, NC Hsg. Auth. MRHB, Lakeside Gardens Apts., Ser. 2000, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	6,300,000	6,300,000
Eden Prairie, MN MHRRB, Park At City West Apts. Proj., Ser. 2001, 0.50%, VRDN, (Insd. by FHLMC)	300,000	300,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 0.83%, VRDN, (Insd. by GNMA & LOC: Bank of America Corp.)	3,110,000	3,110,000
FHLMC MHRB:
Class A Cert., Ser. M021, 0.68%, VRDN, (Gtd. by FHLMC)	34,390,000	34,390,000
Ser. M001, Class A, 0.78%, VRDN, (Insd. by & Liq.: FHLMC)	11,576,460	11,576,460
Ser. MO-19, 0.68%, VRDN, (LOC: FHLMC)	19,414,000	19,414,000
Florida Hsg. Fin. Corp. MHRB, Mariner’s Cay Apts., Ser. 2008-M, 0.50%, VRDN, (Insd. by FNMA)	2,750,000	2,750,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., Ser. 1999, 0.64%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Hawaii Hsg. Fin. & Dev. Corp. MHRB, Lokahi Kau, Ser. 2008, 0.63%, VRDN, (Insd. by FHLMC)	5,200,000	5,200,000
Howard Cnty., MD MHRRB, Sherwood Crossing Apts., Ser. 2003, 0.50%, VRDN, (Insd. by FNMA)	13,910,000	13,910,000
Illinois Dev. Fin. Auth. Hsg. RB, Crown Court Properties Ltd. Proj., Ser. 2001-A, 0.66%, VRDN, (LOC: U.S. Bank NA)	2,040,000	2,040,000
Illinois Dev. Fin. Auth. Residential Rental RB, Harris Pavilion Proj., Ser. 1994, 0.69%, VRDN, (Insd. by FHLMC)	6,450,000	6,450,000
Indianapolis, IN MHRB, Covington Square Apts. & The Woods at Oak Crossing Proj., Ser. 2008, 0.54%, VRDN, (Insd. by FNMA)	16,000,000	16,000,000
Iowa Fin. Auth. SFHRB, Ser. 2006-F, 0.61%, VRDN, (LOC: State Street Corp.)	12,000,000	12,000,000
Jacksonville, FL HFA MHRRB, St. Augustine Apts. Proj., Ser. 2006, 0.54%, VRDN, (Insd. by FNMA)	3,300,000	3,300,000
Jefferson Cnty., KY Student Hsg. Indl. Bldg. RB, Univ. of Louisville Proj., Ser. A, 1.03%, VRDN, (LOC: Regions Financial Corp.)	9,035,000	9,035,000

8

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Jefferson Cnty., TX Hsg. Fin. Corp. MHRB, Lakes Trust:
Ser. 2008-1, 0.73%, VRDN, (LOC: Bank of America Corp.)	$8,490,000	$8,490,000
Ser. 2008-2, 0.73%, VRDN, (LOC: Bank of America Corp.)	6,100,000	6,100,000
King Cnty., WA Hsg. Auth. RB, Summerfield Apts. Proj. for YWCA of Seattle-King Cnty., Ser. 2005, 0.76%, VRDN, (LOC: U.S. Bank NA)	1,765,000	1,765,000
Lake Cnty., IL MHRB, Whispering Oaks Apts. Proj., Ser. 2008, 0.50%, VRDN, (LOC: FHLMC)	6,500,000	6,500,000
Lee Cnty., FL HFA SFHRB:
Ser. 2908Z, 0.88%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	6,990,000	6,990,000
Ser. 2909Z, 0.88%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	6,995,000	6,995,000
Macon Trust Pooled Cert. RB, Ser. 1997, 0.88%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	500,000	500,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., Ser. 1995, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	163,000	163,000
Maine Hsg. Auth. Mtge. RB, Ser. G, 0.61%, VRDN, (SPA: State Street Corp.)	17,125,000	17,125,000
Maryland Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev. MHRB:
Ser. 2008-D, 0.46%, VRDN, (Liq.: FHLMC)	2,615,000	2,615,000
Ser. 2008-F, 0.59%, VRDN, (Liq.: FHLMC)	3,000,000	3,000,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 0.75%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Memphis, TN Hlth. Edl. & Hsg. Facs. Board RB:
Lane College Proj., Ser. 2008, 1.03%, VRDN, (LOC: Regions Financial Corp.)	8,500,000	8,500,000
PFOTER, Corning Village Apts., 0.94%, VRDN, (Insd. by FHLMC)	3,540,000	3,540,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,295,000	5,295,000
0.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,245,000	3,245,000
0.90%, VRDN, (Insd. by FHLMC)	54,460,000	54,460,000
0.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	54,970,000	54,970,000
Class C, 0.78%, VRDN, (SPA: Lloyds TSB Group plc)	52,290,000	52,290,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Indl. Dev. Board. RRB, Nashville Apt. Proj., Ser. 1995, 1.10%, VRDN, (LOC: Regions Financial Corp.)	2,355,000	2,355,000
Minneapolis, MN MHRB, Stone Arch Apts., 0.60%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota Bond Securitization Trust Cert. RB, Carleton Lofts Proj., Class A, 0.83%, VRDN, (LOC: LaSalle Bank, NA)	8,245,000	8,245,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 0.89%, VRDN, (SPA: Danske Bank)	2,000,000	2,000,000
Montgomery Cnty., MD Hsg. Opportunities RB, Ser. 2002-C, 0.56%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Montgomery Cnty., MD SFHRB, Ser. F, 0.68%, VRDN, (SPA: PNC Financial Services Group, Inc.)	10,000,000	10,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 0.94%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,940,000	17,940,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 1.57%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Nebraska Investment Fin. Auth. MHRRB, Pheasant Ridge Apts., Ser. 2008, 0.60%, VRDN, (LOC: FHLMC)	8,950,000	8,950,000
New Hampshire HFA MHRRB, Partnership Manchester Proj., Ser. 1996, 0.42%, VRDN, (Insd. by FNMA)	4,625,000	4,625,000
New York Hsg. Fin. Agcy. RB:
Archstone Westbury Hsg., Ser. 2004-A, 0.48%, VRDN, (LOC: Bank of America Corp.)	900,000	900,000
North End Ave., Ser. 2004-A, 0.31%, VRDN, (Insd. by & Liq.: FNMA)	900,000	900,000
New York Mtge. Agcy. Homeowner RB:
ROC-RR-II-R-11704, 0.73%, VRDN, (Liq.: CitiBank NA)	5,870,000	5,870,000
Ser. 150, 1.80%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
Ser. 154, 2.12%, VRDN, (SPA: Dexia SA)	2,195,000	2,195,000
Ser. 161, ROC-RR-II-R-11713, 0.63%, VRDN, (Liq.: CitiBank NA)	4,000,000	4,000,000
Ser. 71, ROC-RR-II-R-11706, 0.73%, VRDN, (Liq.: CitiBank NA)	3,710,000	3,710,000
New York Mtge. Agcy. RB:
Ser. 106, ROC-RR-II-R-11708, 0.72%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000
Ser. 73-A, ROC-RR-II-R-11707, 0.72%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000

9

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York, NY Hsg. Dev. Corp. MHRB:
Bruckne by the Bridge, Ser. 2008-A, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	$3,800,000	$3,800,000
Louis Blvd. Apts. Proj., Ser. 2004-A, 0.26%, VRDN, (LOC: KeyCorp)	5,500,000	5,500,000
Pierrepont Dev. Ser. 2000-A, 0.43%, VRDN, (LOC: Allied Irish Banks plc)	1,500,000	1,500,000
ROC RR-II-R 11699, 0.79%, VRDN, (Liq.: CitiBank NA)	1,330,000	1,330,000
Ser. 2004-A, 0.37%, VRDN, (Insd. by FHLMC)	5,500,000	5,500,000
Ser. 2008-A-1-B, 0.48%, VRDN, (LOC: JPMorgan Chase & Co.)	2,100,000	2,100,000
Ser. H-2-A, 1.60%, VRDN, (SPA: Dexia SA)	14,540,000	14,540,000
Oakland, CA Redev. Agcy. MHRB, 0.79%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	9,200,000	9,200,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., Ser. 2000, 1.70%, VRDN, (LOC: KeyCorp)	1,075,000	1,075,000
Olathe, KS MHRRB, Jefferson Place Apts. Proj., Ser. B, 0.63%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Orange Cnty., FL HFA MHRB, Marbella Pointe, Ser. 2007-A, 0.63%, VRDN, (LOC: FHLB)	8,090,000	8,090,000
Pennsylvania HFA SFHRB:
Ser. 2005-88-B, 1.50%, VRDN, (SPA: Dexia SA)	32,930,000	32,930,000
Ser. 2005-90-C, 0.60%, VRDN, (SPA: PNC Financial Services Group, Inc.)	10,820,000	10,820,000
Ser. 88-C, 1.50%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
Pennsylvannia Hsg. Fin. Agcy. SFHRB, Ser. 3297, 0.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,240,000	2,240,000
Phoenix, AZ IDA MHRRB, Del Mar Terrace Apts. Proj., Ser. 1999-A, 0.50%, VRDN, (Insd. by FHLMC)	11,500,000	11,500,000
Pulaski Cnty., AR Pub. Facs. Board MHRB, Chapelridge South West, Ser. 2002, 1.08%, VRDN, (LOC: Regions Financial Corp.)	6,500,000	6,500,000
Salem, VA IDA MHRB, Oak Park Apts. Proj., Ser. 2008, 0.74%, VRDN, (Insd. by FHLMC)	2,745,000	2,745,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Brookside Crossing Apts., Ser. 2008, 0.59%, VRDN, (Insd. by FHLMC)	4,900,000	4,900,000
Rental Hsg. Belton Woods Apt. Proj., Ser. 2001, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	4,945,000	4,945,000
Tarant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, Evergreen at Keller Apts. Proj., 0.91%, VRDN, (LOC: FHLMC)	13,105,000	13,105,000
Texas Dept. Hsg. & Cmnty. Affairs MHRB, Bella Vist Apts., Ser. 2006, 0.83%, VRDN, (LOC: Bank of America Corp.)	33,831,000	33,831,000
Vermont Hsg. Fin. Agcy. SFHRB:
Ser. 19B, 0.95%, VRDN, (LOC: TD Banknorth, NA)	7,050,000	7,050,000
Ser. 20B, 0.95%, VRDN, (LOC: FSA)	7,200,000	7,200,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 0.70%, VRDN, (LOC: Bank of America Corp.)	7,300,000	7,300,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 0.88%, VRDN, (Insd. by FHLMC, FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	3,205,000	3,205,000
Washington Hsg. Fin. MHRB:
Heatherwood Cmnty. Apts. Proj., Ser. 2002-A, 0.68%, VRDN, (Insd. by FHLMC)	3,400,000	3,400,000
Regency Park Apts. Proj., Ser. 1999-A, 0.68%, VRDN, (Insd. by FHLMC)	7,805,000	7,805,000
Wilmington, NC Hsg. Auth. MHRB, Garden Lake Estates Proj., Ser. 1999, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	4,800,000	4,800,000
Wisconsin Hsg. & EDA RB, Ser. 2879, 0.76%, VRDN, (LOC: JPMorgan Chase & Co.)	6,995,000	6,995,000

		1,039,771,515

INDUSTRIAL DEVELOPMENT REVENUE 8.4%
Alachua Cnty., FL IDRB, Florida Rock Proj., 0.75%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.48%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,598,000	1,598,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., Ser. 1998, 0.68%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Atkinson & Coffee Cnty., GA Dev. Auth. Solid Waste RB, Langboard, Inc. Proj., Ser. 2008, 0.98%, VRDN, (LOC: CoBank)	17,600,000	17,600,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., Ser. 2006, 0.82%, VRDN, (LOC: U.S. Bancorp)	3,805,000	3,805,000
Box Elder Cnty., UT PCRRB, Nucor Corp. Proj., Ser. 2002, 0.50%, VRDN, (Gtd. by Nucor Corp.)	2,900,000	2,900,000
Calhoun Cnty., AL Econ. Dev. RB, Southern Bag Expansion Proj., Ser. 1998, 1.11%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Carroll Cnty., GA Dev. Auth. RRB, Royal Metal Products, Inc. Proj., Ser. 2007, 0.66%, VRDN, (LOC: Branch Bank & Trust Co.)	2,720,000	2,720,000

10

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 0.58%, VRDN, (Gtd. by Honeywell Intl., Inc.)	$3,000,000	$3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., Ser. 2000, 0.96%, VRDN, (LOC: Branch Bank & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDA RB:
Nuclear Power Operations Proj., Ser. 1998, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	5,820,000	5,820,000
Standex Intl. Corp. Proj., 0.77%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.85%, VRDN, (LOC: Wells Fargo & Co.) °°	1,805,000	1,805,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 0.85%, VRDN, (LOC: Wells Fargo & Co.) °°	1,530,000	1,530,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 1.00%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Columbus, IN RRB, Rock Tennessee Co. Mill Proj., Ser. 1995, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	2,950,000	2,950,000
Dallam Cnty., TX Indl. Dev. Econ. RB:
Dallhart Jersey Ranch, Inc., Ser. 2008, 0.98%, VRDN, (LOC: CoBank)	1,700,000	1,700,000
Hilmar Cheese Co., Inc. Proj., Ser. 2007, 0.93%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, Ser. 1997, 1.05%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., Ser. 1999, 0.93%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., Ser. 2001, 1.28%, VRDN, (LOC: Regions Finl. Corp.)	1,500,000	1,500,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., Ser. 1999, 0.60%, VRDN, (LOC: U.S. Bancorp)	1,220,000	1,220,000
East Peoria, IL Comml. Dev. RRB, Kroger Co. Proj., Ser. 2003, 0.63%, VRDN, (LOC: U.S. Bank NA)	3,125,000	3,125,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., Ser. 1997, 0.99%, VRDN, (LOC: Harris Trust & Savings Bank)	1,335,000	1,335,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 0.73%, VRDN, (LOC: Bank of America Corp.)	2,420,000	2,420,000
Eutaw, AL IDRB, South Fresh Aqua Culture Proj., Ser. 2000, 3.32%, VRDN, (LOC: AmSouth Bancorp)	1,860,000	1,860,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A1, 0.66%, VRDN, (LOC: RBC Centura Bank)	2,425,000	2,425,000
Ser. A2, 1.60%, VRDN, (LOC: SunTrust Banks, Inc.)	450,000	450,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	965,000	965,000
Fort Walton Proj., Ser. A-4, 1.80%, VRDN, (LOC: SunTrust Banks, Inc.)	515,000	515,000
Plastics Components Proj., Ser. 2001-A1, 1.80%, VRDN, (LOC: SunTrust Banks, Inc.)	650,000	650,000
Suncoast Bakeries Proj., Ser. A-1, 1.80%, VRDN, (LOC: SunTrust Banks, Inc.)	380,000	380,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj.:
Ser. 1999, 1.23%, VRDN, (LOC: Associated Bank NA)	615,000	615,000
Ser. 2004, 1.23%, VRDN, (LOC: Associated Bank NA)	2,030,000	2,030,000
Fultondale, AL IDRB, Melsur Corp. Proj., Ser. 2005, 2.20%, VRDN, (LOC: Regions Financial Corp.)	1,890,000	1,890,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 0.96%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000
Haleyville, AL IDRB, Door Components, LLC Proj., 1.28%, VRDN, (SPA: Canadian Imperial Bank)	970,000	970,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., Ser. 1995, 0.97%, VRDN, (LOC: Crestar Bank)	380,000	380,000
Hull, WI IDRB:
BLT Partnership & Welcome Dairy, Inc. Proj., Ser. 2001, 1.22%, VRDN, (LOC: Associated Bank NA)	1,260,000	1,260,000
Welcome Dairy, Inc. Proj., Ser. 2004, 1.23%, VRDN, (LOC: Associated Bank NA)	3,675,000	3,675,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., Ser. 1985, 0.50%, VRDN, (LOC: Rabobank Intl.)	7,500,000	7,500,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., Ser. 1996, 0.85%, VRDN, (LOC: Bank One)	1,350,000	1,350,000
Iowa Fin. Auth. IDRB, Interwest Proj., Ser. 2001, 0.99%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	2,690,000	2,690,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 1.80%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., Ser. 1984, 1.30%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000

11

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Jerome Cnty., ID IDRB, Jerome Cheese Proj., Ser. 2006, 0.99%, VRDN, (LOC: Bank of Montreal)	$19,420,000	$19,420,000
Jewett, TX Econ. Dev. Corp. IDRRB, Nucor Corp. Proj., Ser. B, 1.10%, VRDN, (Gtd. by Nucor Corp.)	5,400,000	5,400,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 0.99%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	4,500,000	4,500,000
Kanawha, Cnty., WV IDRB, Kroger Co.:
Ser. 2004-A, 0.63%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
Ser. 2004-B, 0.63%, VRDN, (LOC: U.S. Bank NA)	6,850,000	6,850,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003, 0.99%, VRDN, (LOC: Bank of New York Mellon Corp.)	4,030,000	4,030,000
Le Mars, LA IDRB, Feuerhelm Properties LP Proj., Ser. 2000-A, 0.99%, VRDN, (LOC: Bank of the West)	1,850,000	1,850,000
Liberal, KS IDRB, Farmland Natl. Beef Co. Proj., Ser. 2000, 0.94%, VRDN, (LOC: Rabobank Intl.)	5,850,000	5,850,000
Louisiana Local Govt. Env. Facs. CDA RB:
Mid South Extrusion, Inc. Proj., Ser. 2006, 1.18%, VRDN, (LOC: Regions Financial Corp.)	4,850,000	4,850,000
Mid-South Extrusion, Inc. Proj., Ser. 2000, 1.28%, VRDN, (LOC: Regions Financial Corp.)	935,000	935,000
Louisiana Pub. Facs. Auth. RB, Century Wilshire Inc., Proj., Ser. 2008, 1.03%, VRDN, (LOC: Regions Financial Corp.)	8,905,000	8,905,000
Madeira, OH Econ. Dev. RRB, Kroger Co., Ser. 2004, 0.63%, VRDN, (LOC: U.S. Bank NA)	2,050,000	2,050,000
Madison, AL IDRB, Halsey Grocery Co. Proj., Ser. 2001, 1.28%, VRDN, (LOC: Regions Finl. Corp.)	1,900,000	1,900,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., Ser. 2001, 0.65%, VRDN, (LOC: U.S. Bancorp)	2,140,000	2,140,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., Ser. 2000, 1.70%, VRDN, (LOC: KeyCorp)	2,500,000	2,500,000
Marmet, WV Comml. Dev. RRB, Kroger Co., Ser. 2004, 0.63%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., Ser. 2000-A, 1.75%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., Ser. 2006, 0.94%, VRDN, (LOC: Wells Fargo & Co.) °°	3,000,000	3,000,000
Quantum, Inc. Proj., Ser. 1999, 1.22%, VRDN, (LOC: Heller Finl., Inc.)	3,780,000	3,780,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 0.90%, VRDN, (LOC: Firstbank Corp.)	1,125,000	1,125,000
Mississippi Business Fin. Corp. RB:
Gulf Ship LLC Proj., Ser. 2006, 1.03%, VRDN, (LOC: Regions Financial Corp.)	13,500,000	13,500,000
JKW Real Estate LLC Proj., Ser. 2007, 1.13%, VRDN, (LOC: Regions Financial Corp.)	2,145,000	2,145,000
Tri State Truck Ctr., Inc. Proj., Ser. 2008, 1.03%, VRDN, (LOC: Regions Financial Corp.)	5,760,000	5,760,000
Mobile, AL Indl. Dev. Board RB, Highprov, LLC Proj., Ser. 2006, 0.77%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,000,000	6,000,000
Montgomery Cnty., KY Indl. Bldg. Facs. RB, Fineblanking Corp. Proj., Ser. 1996, 0.88%, VRDN, (LOC: Bank of America Corp.)	1,800,000	1,800,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., Ser. 1997, 0.94%, VRDN, (LOC: Wells Fargo & Co.) °°	5,500,000	5,500,000
New Glarus, WI IDRB, New Glarus Proj., Ser. 2003, 1.06%, VRDN, (LOC: U.S. Bank NA)	1,345,000	1,345,000
New Jersey EDA RB, Ser. 3824, 2.73%, VRDN, (SPA: Dexia SA)	1,225,000	1,225,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., Ser. 2001, 0.80%, VRDN, (LOC: U.S. Bancorp)	2,355,000	2,355,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 0.75%, VRDN, (LOC: Bank of America Corp.)	1,550,000	1,550,000
Olathe, KS IDRB, Insulite Proj., Ser. 2000, 0.57%, VRDN, (LOC: U.S. Bancorp)	1,140,000	1,140,000
Onondaga Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Syracuse Resh Corp. Proj., Ser. 2005, 0.68%, VRDN, (LOC: Manufacturer’s & Traders Trust Co.)	9,400,000	9,400,000
Panola Cnty., MS IDRRB, Kroger Co. Proj., Ser. 2003, 0.63%, VRDN, (LOC: U.S. Bank NA)	3,250,000	3,250,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 0.91%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., Ser. 1998, 1.22%, VRDN, (LOC: Associated Banc-Corp.)	1,375,000	1,375,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., Ser. 1999, 1.76%, VRDN, (LOC: U.S. Bancorp)	1,095,000	1,095,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., Ser. 2007, 0.66%, VRDN, (LOC: Branch Bank & Trust Co.)	4,000,000	4,000,000
Rockwall, TX IDRB, Columbia Extrusion Corp. Proj., Ser. 1989, 0.90%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000

12

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Savannah, GA EDRB, Georgia Kaolin, Inc., 0.75%, VRDN, (LOC: Bank of America Corp.)	$2,250,000	$2,250,000
Sheboygan, WI IDRB:
Alaark Manufacturing Corp. Proj., Ser. 2000, 0.80%, VRDN, (LOC: Associated Bank NA)	1,725,000	1,725,000
Polyfab & Gill Janssen Proj., Ser. 1998, 1.23%, VRDN, (LOC: Associated Bank NA)	1,690,000	1,690,000
Vortex Liquid Color Proj., 1.13%, VRDN, (LOC: Associated Bank NA)	1,420,000	1,420,000
Skokie, IL EDRB, Skokie Fashion Square Proj., Ser. 1984, 0.875%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Blue Ridge Log Cabins, LLC, Ser. 2007, 0.66%, VRDN, (LOC: Branch Bank & Trust Co.)	6,600,000	6,600,000
Chambers Richland Cnty. Proj., Ser. 1997, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Compact Air Products, LLC, Ser. 2002, 1.70%, VRDN, (LOC: KeyCorp)	2,495,000	2,495,000
Ortec, Inc. Proj., Ser. B, 0.80%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
Paxar Corp. Proj., Ser. 1996, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	4,800,000	4,800,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., Ser. 2001, 0.90%, VRDN, (LOC: U.S. Bancorp)	1,590,000	1,590,000
Springfield., TN Indl. Dev. Board RRB, Kroger CO., Ser. 2004, 0.63%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
St. Charles Cnty., MO IDA RB:
Craftsmen Inds. Proj., Ser. 1998-A, 0.77%, VRDN, (LOC: U.S. Bancorp)	5,380,000	5,380,000
Kuenz Heating & Sheet Metal, Ser. 2001, 0.94%, VRDN, (LOC: U.S. Bancorp)	2,090,000	2,090,000
Stark Cnty., OH IDRRB, Kroger Co., Ser. 2004, 0.63%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Turner Cnty., GA IDA RB, McElroy Metal Mill, Inc. Proj., Ser. 2005, 1.18%, VRDN, (LOC: Regions Financial Corp.)	3,810,000	3,810,000
Tuscarawas Cnty., OH Port Auth. IDRB, Plymouth Foam, Inc. Proj., Ser. 2008, 0.72%, VRDN, (LOC: U.S. Bancorp)	5,100,000	5,100,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., Ser. 2001, 1.90%, VRDN, (LOC: KeyCorp)	1,850,000	1,850,000
Volusia Cnty., FL IDA RB:
Ideal Spot Properties Proj., Ser. A, 0.72%, VRDN, (LOC: Bank of America Corp.)	4,865,000	4,865,000
West Volusia Family YMCA, Ser. 2007, 1.55%, VRDN, (LOC: SunTrust Banks, Inc.)	4,500,000	4,500,000
Wabash, IN EDRB, Martin Yale Inds. Proj., Ser. 1998, 1.63%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 0.99%, VRDN, (LOC: Wells Fargo & Co.) °°	1,470,000	1,470,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., Ser. 2001, 0.99%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, Ser. 2002, 1.90%, VRDN, (LOC: KeyCorp)	1,075,000	1,075,000
Weber Cnty., UT IDRB, U.S. Holdings Manufacturing Proj., Ser. 2007, 1.80%, VRDN, (LOC: SunTrust Banks, Inc.)	4,050,000	4,050,000
West Frankfort, IL IDRRB, Kroger Co., Ser. 2004, 0.63%, VRDN, (LOC: U.S. Bank NA)	800,000	800,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 2.00%, VRDN, (LOC: Crestar Bank)	1,510,000	1,510,000
Ser. B, 2.00%, VRDN, (LOC: Crestar Bank)	900,000	900,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., Ser. 1997, 1.08%, VRDN, (LOC: AmSouth Bancorp)	8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., Ser. 1996, 1.00%, VRDN, (LOC: Bank of the West)	3,380,000	3,380,000

		389,558,000

MANUFACTURING 0.2%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., Ser. 2002, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	2,250,000	2,250,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 0.82%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 0.80%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000

		10,900,000

MISCELLANEOUS REVENUE 10.9%
Arista, CO Metro. Dist. Parking RB, Broomfield Event Ctr., Ser. 2006-A, 0.57%, VRDN, (LOC: Compass Bank)	4,980,000	4,980,000
Branch Banking & Trust Co. Muni. Trust RB, Ser. 5003, 0.94%, VRDN, (SPA: Rabobank Intl.)	33,266,112	33,266,112
Brazos River, TX Harbor Naval Dist. Brazoria Cnty. RB, BASF Corp. Proj., Ser. 2001, 1.80%, VRDN, (Gtd. by BASF Corp.)	500,000	500,000

13

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Brazos, TX Harbor Indl. Dev. Corp. RRB, BASF Corp. Proj., Ser. 2001, 1.80%, VRDN, (Gtd. by BASF Corp.)	$4,400,000	$4,400,000
Butler Cnty., OH Capital Funding RB, CCAO Low Cost Cap, Ser. 2005-A, 0.51%, VRDN, (LOC: U.S. Bank NA)	3,020,000	3,020,000
Cassia Cnty., ID Indl. Dev. Corp. RB:
East Valley Cattle LLC Proj., Ser. 2006, 0.98%, VRDN, (LOC: RaboBank)	7,000,000	7,000,000
Vance Dairy Construction Proj., Ser. 2007, 0.98%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Chandler, AZ IDA RB, Tri-City Baptist Church Proj., Ser. 2007, 0.88%, VRDN, (LOC: Commerica Bank)	5,200,000	5,200,000
Citizens Property Insurance Corp. Florida Refunding Rev. Notes, Class A:
Ser. 2007, 0.63%, VRDN, (SPA: Societe Generale SA)	12,500,000	12,500,000
Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	109,000,000	109,089,503
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 0.68%, VRDN, (Liq.: State Street Corp.)	29,272,000	29,272,000
Ser. 2007-32, 0.73%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., Ser. 2006, 0.98%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club Proj., Ser. 2000, 1.08%, VRDN, (LOC: AmSouth Bancorp)	5,000,000	5,000,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 0.67%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)	7,050,000	7,050,000
First Rio Grande, TX Water EDA RB, Rio Grande Sugar Growers Corp. Proj., Ser. 2007, 0.98%, VRDN, (LOC: CoBank)	23,850,000	23,850,000
Gulf Coast, TX Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2004, 0.47%, VRDN, (Gtd. by BP plc)	20,000	20,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004, 0.98%, VRDN, (LOC: Wells Fargo & Co.) °°	4,000,000	4,000,000
Illinois Edl. Facs. Auth. RB, Field Museum of Natural History, Ser. 1998, 0.43%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Illinois Fin. Dev. Auth. RB, Sexton Energy Proj., Ser. 2003, 1.23%, VRDN, (Gtd. by Fifth Third Bank)	6,490,000	6,490,000
Indiana Bond Bank Advance Funding Program Notes, Ser. 2009-A, 2.00%, 01/05/2010, (LOC: JPMorgan Chase Bank)	38,000,000	38,230,584
Kentucky EDA Fin. RB, Goodwill Industires Kentucky, Inc. Proj., Ser. 2007, 0.61%, VRDN, (LOC: PNC Financial Services Group, Inc.)	8,200,000	8,200,000
Lawrence Cnty., SD PCRRB, Homestake Mining Proj., Ser. 1997-B, 0.45%, VRDN, (LOC: JPMorgan Chase & Co.)	3,300,000	3,300,000
Lawrence Cnty., SD Solid Waste Disposal RB, Homestake Mining Proj., Ser. 1992-A, 0.60%, VRDN, (LOC: JPMorgan Chase & Co.)	6,000,000	6,000,000
Lee Cnty., AL IDA RB, Lifesouth Cmnty. Blood Ctr. Proj., Ser. 2001, 1.55%, VRDN, (LOC: SunTrust Banks, Inc.)	1,480,000	1,480,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 0.83%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Louisiana Pub. Facs. Auth. RB, Spicy Girls of Avery Island LLC Proj., Ser. 2008, 1.03%, VRDN, (LOC: Regions Financial Corp.)	7,500,000	7,500,000
Magnolia, AR IDRB, American Fuel Cell Proj., Ser. 1989, 1.05%, VRDN, (SPA: Commerce de France)	300,000	300,000
Maryland Econ. Dev. Corp. RB:
Goodwill Industires of the Chesapeake, Inc. Proj., Ser. 1999, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	2,375,000	2,375,000
YMCA Central Maryland, Inc. Proj., Ser. 2003, 0.57%, VRDN, (LOC: Branch Banking & Trust Co.)	2,465,000	2,465,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Indl. Dev. Board RB:
Commerce Street Ventures, Ser. 2002-A, 1.03%, VRDN, (LOC: AmSouth Bancorp)	2,405,000	2,405,000
Second Harvest Food Bank Proj., Ser. 2002, 1.33%, VRDN, (LOC: Regions Bank)	1,000,000	1,000,000
Michigan Strategic Fund Ltd. RB, Methodist Childrens Home Proj., Ser. 1995, 1.11%, VRDN, (LOC: JPMorgan Chase & Co.)	1,500,000	1,500,000
Mississippi Business Fin. Corp. RB, Hattiesburg Clinic Professional Assn. Proj., Ser. 2006, 1.13%, VRDN, (LOC: Regions Financial Corp.)	4,120,000	4,120,000
Moon, PA IDA Cmnty. Facs. RB, YMCA Greater Pittsburgh Proj., Ser. 2005, 0.56%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,420,000	1,420,000

14

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
New Jersey EDA RRB, Bayonne Impt. Proj.:
Ser. 1993-A, 0.50%, VRDN, (LOC: SunTrust Banks, Inc.)	$4,900,000	$4,900,000
Ser. 1993-B, 0.50%, VRDN, (LOC: SunTrust Banks, Inc.)	4,700,000	4,700,000
Ser. C, 0.50%, VRDN, (LOC: SunTrust Banks, Inc.)	14,800,000	14,800,000
New Jersey Env. Infrastructure RB, MSTR, Ser. 2001-A, 0.43%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,900,000	2,900,000
New York Urban Dev. Corp. RB, ROC-II-R-11710, 0.64%, VRDN, (Liq.: Citibank NA)	2,500,000	2,500,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	800,000	800,000
North Carolina Port Auth. Facs. RB, Ser. 2008, 0.57%, VRDN, (LOC: Branch Banking Trust & Co.)	3,500,000	3,500,000
Oregon EDRB, Beef Northwest Feeders, Inc., Ser. 1999, 0.99%, VRDN, (LOC: Bank of America Corp.)	1,155,000	1,155,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 0.75%, VRDN, (Gtd. by Catepillar, Inc.)	4,300,000	4,300,000
Pinellas Cnty., FL IDRB, Neighborly Care Network Proj., Ser. 2008, 0.57%, VRDN, (LOC: Branch Banking & Trust Co.)	2,200,000	2,200,000
Quakertown, PA Gen. Auth. RB, Pooled Financing Program, Ser. A, 0.50%, VRDN, (LOC: PNC Financial Services Group, Inc.)	7,305,000	7,305,000
Santa Fe Cnty., NM Tax-Exempt Ed. Facs. RB, Archdicese Santa Fe Sch. Proj., Ser. 2008-A, 1.00%, VRDN, (LOC: Allied Irish Banks plc)	6,400,000	6,400,000
South Dakota Value Added Fin. Auth. Solid Waste Disp. RB, Ser. 2004, 1.29%, VRDN, (LOC: Keybank NA)	3,000,000	3,000,000
Spanish Fort, AL Redev. Auth. RB, Spanish Fort Town Ctr. Proj., Ser. 2007-306, 0.73%, VRDN, (LOC: Bank of America Corp.)	4,295,000	4,295,000
St. Joseph Cnty., IN EDRB, Hannah & Friends Proj., Ser. 2007, 0.66%, VRDN, (LOC: Bank of America Corp.)	2,210,000	2,210,000
St. Tammany Parish, LA Dev. Dist. RB:
1077 Properties LLC Proj., Ser. 2008, 1.13%, VRDN, (LOC: Regions Financial Corp.)	6,980,000	6,980,000
1259 Properties LLC Proj., Ser. 2008, 1.13%, VRDN, (LOC: Regions Financial Corp.)	2,240,000	2,240,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 0.83%, VRDN, (Gtd. by Caterpillar, Inc.)	1,000,000	1,000,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.67%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,500,000	7,500,000
Tuscaloosa Cnty., AL IDA Tax Exempt Gulf Opportunity Zone RB, Hunt Refining Proj.:
Ser. 2008-A, 0.71%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Ser. 2008-C, 0.71%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.62%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	21,905,000	21,905,000
Washington Hsg. Fin. Commission RB, Seattle Art Museum Proj., Ser. 2005, 1.05%, VRDN, (LOC: Allied Irish Banks plc)	17,500,000	17,500,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., Ser. 1999, 0.75%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., Ser. 2000, 1.70%, VRDN, (LOC: KeyCorp)	2,055,000	2,055,000

		508,898,199

PORT AUTHORITY 0.2%
Calhoun, TX Port Auth. RB, Formosa Plastics Corp. Proj., Ser. 2008, 0.75%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000

PUBLIC FACILITIES 0.3%
Orange Cnty., FL Sch. Board COP, Deutsche Bank Spears Trust, Ser. 2007-A, 0.58%, VRDN, (SPA: Deutsche Bank AG)	2,865,000	2,865,000
Tallahassee & Leon Cnty., FL Civic Ctr. Auth. Cap. Impt. RB, Ser. 1998-A, 0.25%, VRDN, (LOC: SunTrust Banks, Inc.)	1,840,000	1,840,000
University of Maryland COP, College Business Sch. Proj., Ser. 2000, 0.68%, VRDN, (LOC: Bank of America Corp.)	5,945,000	5,945,000
Williamstown, KY League of Cities Funding Trust Lease RB, Ser. 2008-A, 0.52%, VRDN, (LOC: U.S. Bank NA)	3,900,000	3,900,000

		14,550,000

15

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.4%
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 1.04%, VRDN, (LOC: Bank of Tokyo-Mitsubishi, Ltd.)	$11,000,000	$11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., Ser. 1998, 1.04%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		16,000,000

SOLID WASTE 5.0%
Bibb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Swift Creek Env. Proj., Ser. 2000, 1.50%, VRDN, (LOC: SunTrust Banks, Inc.)	5,100,000	5,100,000
East Grand Forks, MN Solid Waste Disposal RRB, American Crystal Sugar Co. Proj., 0.57%, VRDN, (LOC: CoBank)	5,000,000	5,000,000
Gilliam Cnty., OR Solid Waste Disposal RB, Waste Mgmt. Proj., Ser. 2007, 0.60%, VRDN, (LOC: JPMorgan Chase & Co.)	7,850,000	7,850,000
Hancock Cnty., KY Solid Waste Disposal Facs. RB, Nsa Ltd. Proj., Ser. 1998, 0.63%, VRDN, (LOC: Bank of America Corp.)	7,815,000	7,815,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ltd. Proj., Ser. 2006, 1.00%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	26,100,000	26,100,000
Iowa Fin. Auth. Solid Waste Disposal RB:
Real Estate Iowa One Proj., Ser. 2006, 0.94%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Ronnie & Randy Hunt Proj., Ser. 2007, 0.99%, VRDN, (LOC: Wells Fargo & Co.) °°	3,250,000	3,250,000
Lafayette, IN Solid Wate Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006, 0.69%, VRDN, (LOC: RaboBank Nederland)	24,200,000	24,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB:
Ambian Dairy, LLC Proj., Ser. 2008, 0.90%, VRDN, (LOC: Cobank)	3,600,000	3,600,000
Ser. 2006, 0.99%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Montgomery Cnty., NC Indl. Facs. & Pollution Control Fin. Auth. RB, Republic Svcs. Proj., Ser. 2000, 1.30%, VRDN, (LOC: SunTrust Banks, Inc.)	4,400,000	4,400,000
Morgantown, KY Solid Waste Disposal Facs. RB, Imco Recycling, Inc. Proj., Ser. 2004, 0.63%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Nebraska Fin. Auth. Solid Waste Disposal RB, Butler Cnty. Dairy Proj., Ser. 2007, 0.94%, VRDN, (Liq.: Rabobank Neder)	6,500,000	6,500,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB:
Feenstra Investments, LLC Proj., Ser. 2002, 0.99%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Sorio Bravo Dairy Farm, Ser. 2002, 0.99%, VRDN, (LOC: Bayerische Hypo-Und Vereins)	1,250,000	1,250,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
1.00%, VRDN, (Gtd. by Flint Hills Resources)	14,000,000	14,000,000
Ser. 2002-A, 0.93%, VRDN, (Gtd. by Flint Hills Resources)	43,600,000	43,600,000
Ser. 2006, 1.00%, VRDN, (Gtd. by Flint Hills Resources)	19,000,000	19,000,000
Ser. 2007, 1.02%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Stevens Cnty., MN Solid Waste Disposal RB, Riverview Dairy Proj., Ser. 2007, 0.79%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy, LLP Proj., Ser. 2008, 0.72%, VRDN, (LOC: Bank of North Dakota)	10,000,000	10,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 0.94%, VRDN, (LOC: Wells Fargo & Co.) °°	16,000,000	16,000,000
Ser. B, 0.94%, VRDN, (LOC: Wells Fargo & Co.) °°	1,000,000	1,000,000
Ser. C, 0.94%, VRDN, (LOC: Wells Fargo & Co.) °°	1,000,000	1,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., Ser. 2006, 0.99%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		232,115,000

SPECIAL TAX 1.7%
Brentwood, MO Tax Increment RRB, 8300 Eager Road Proj., Ser. 2007-A, 0.70%, VRDN, (LOC: Compass Bank)	7,675,000	7,675,000
Centerra, CO Metro. Dist. No. 1 Impt. RRB, Ser. 2008, 0.57%, VRDN, (LOC: Compass Bank)	14,000,000	14,000,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 0.57%, VRDN, (LOC: Northern Trust Co.)	4,130,000	4,130,000
Ser. B, 0.57%, VRDN, (LOC: Northern Trust Co.)	2,765,000	2,765,000

16

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Clark Cnty., NV Hwy. Impt. RB, Ser. DBE-669, 0.61%, VRDN, (Insd. by Deutsche Bank)	$3,550,000	$3,550,000
Colorado Mid-cities Metro. Dist. No 1 Spl. Impt. RRB, Ser. 2004-A, 0.63%, VRDN, (SPA: BNP Paribas)	13,760,000	13,760,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RRB, Ser. 2007-326, 1.13%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,300,000	4,300,000
Denver, CO Urban Renewal Auth. Tax Increment RB, Downtown Denver Proj.:
Ser. A, 0.57%, VRDN, (LOC: Compass Bank)	3,800,000	3,800,000
Ser. A-1, 0.50%, VRDN, (LOC: Compass Bank)	4,000,000	4,000,000
Ser. C, 0.57%, VRDN, (LOC: U.S. Bank NA)	7,590,000	7,590,000
Illinois Regl. Transit Auth. MSTR RB, Class A, Ser. 55, 0.63%, VRDN, (LOC: Societe Generale)	2,420,000	2,420,000
Irvine, CA Union Sch. Dist. Spl. Tax, Austin Trust Cert., Ser. 2007-315, 0.78%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	1,575,000	1,575,000
Lake Cnty., FL Capital Impt. RB, Deutsche Bank Spears Trust, Ser. 2007, 0.63%, VRDN, (SPA: Deutsche Bank AG)	7,000,000	7,000,000
New York, NY RB, PUTTER, Ser. 3126, 0.71%, VRDN, (LOC: JPMorgan Chase & Co.)	600,000	600,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.55%, VRDN, (Liq.: Deutsche Bank AG)	800,000	800,000
Tuscaloosa Cnty., AL Ed. Board Capital Outlay RB, Ser. 1997, 1.13%, VRDN, (LOC: Regions Financial Corp.)	1,935,000	1,935,000

		79,900,000

STUDENT LOAN 3.0%
Branch Banking & Trust Co. Muni. Trust Floater RB:
Ser. 2062, 0.74%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,595,000	18,595,000
Ser. 2063, 0.74%, VRDN, (Liq.: Branch Bank & Trust Co.)	21,695,000	21,695,000
Ser. 2064, 0.74%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,445,000	18,445,000
Michigan Higher Ed. Auth. Student Loan RRB, RBC Muni. Products Trust, Inc. Cert., Ser. L-33, 0.74%, VRDN, (LOC: & Liq.: Royal Bank of Canada)	40,495,000	40,495,000
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust, Ser. 2065, 0.74%, VRDN, (LOC: Branch Bank & Trust Co.)	9,495,000	9,495,000
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.00%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	32,700,000	32,700,000

		141,425,000

TRANSPORTATION 2.4%
California Bay Area Toll & Bridge Auth. RB, PUTTER, Ser. 2638, 0.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,245,000	7,245,000
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-C, 0.58%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	5,000,000	5,000,000
New Jersey Trans. Auth. RB:
2.73%, VRDN, (Insd. by FGIC)	3,095,000	3,095,000
Ser. 3859, 2.73%, VRDN, (SPA: Dexia SA)	2,290,000	2,290,000
New Jersey Trans. Corp. COP RB, Ser. PT-3751, 0.86%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	22,090,000	22,090,000
New Jersey TTFA RB, Ser. DC-8033, 2.50%, VRDN, (Insd. by FSA & LOC: Dexia SA)	600,000	600,000
New Jersey Turnpike Auth. RB, Ser. 2009-C, 0.56%, VRDN, (LOC: Bank of Nova Scotia)	4,850,000	4,850,000
New York Metropolitan Trans. Auth. RB:
ROC-RR-II-R-10401, Ser. 2002-A, 0.91%, VRDN, (LOC: CitiBank NA)	16,830,000	16,830,000
ROC-RR-II-R-11711, Ser. 2006-B, 1.71%, VRDN, (LOC: FSA)	11,650,000	11,650,000
New York Tollway Auth. Gen. RB, ROC-RR-II-R-10306, 1.11%, VRDN, (Liq.: CitiBank NA)	19,800,000	19,800,000
North Texas Throughway Auth. RRB, Ser. DB-620, 0.58%, VRDN, (Gtd. by & SPA: Deutsche Bank AG)	18,565,000	18,565,000

		112,015,000

UTILITY 5.9%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A, 1.00%, 05/01/2009, (Gtd. by American Muni. Power Ohio, Inc.)	40,000,000	40,000,000
Colorado Springs, CO Util. Sys. RB, Ser. 2005-A, 0.45%, VRDN, (LOC: State Street Bank & Trust Co.)	28,630,000	28,630,000

17

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Colorado Springs, CO Util. Sys. RRB, Ser. B, 2.75%, VRDN, (SPA: Dexia SA)	$9,000,000	$9,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
Ser. 1988, 2.35%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,250,000	2,250,000
Ser. 1994, 2.35%, VRDN, (Gtd. by Delmarva Power & Light Co.)	3,300,000	3,300,000
Lakeland, FL Energy Sys. RRB, Ser. 2008-B, 1.20%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.48%, VRDN, (SPA: Royal Bank of Canada)	12,400,000	12,400,000
Northern California Transmission Agcy. RRB, Transmission Proj., Ser. A, 2.40%, VRDN, (Insd. by FSA & SPA: Dexia SA)	38,000,000	38,000,000
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. RB, PSEG Power, LLC Proj., Ser. 2007, 0.59%, VRDN, (LOC: JPMorgan Chase & Co.)	5,500,000	5,500,000
Philadelphia, PA Gas Works RB, Deutsche Bank Spears Trust, Ser. 1998, 0.61%, VRDN, (Insd. by AMBAC & Liq.: Deutsche Bank AG)	30,730,000	30,730,000
Piedmont, SC Muni. Power Agcy. Elec. RB, Ser. 2008-B, 2.00%, VRDN, (SPA: Dexia SA)	25,900,000	25,900,000
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A, 0.61%, VRDN, (SPA: Societe Generale SA)	10,080,000	10,080,000
Sacramento, CA Muni. Util. Dist. Elec. RRB, ROCS-RR-II-R-10405, Ser. 2004, 0.87%, VRDN, (LOC: CitiBank NA)	8,965,000	8,965,000
San Antonio, TX Elec. & Gas RRB, Deutsche Bank Spears Trust, Ser. 2007, 0.58%, VRDN, (SPA: Deutsche Bank AG)	8,310,000	8,310,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. A, 0.40%, VRDN, (SPA: Societe Generale SA)	45,800,000	45,800,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.71%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	6,840,000	6,840,000

		276,205,000

WATER & SEWER 3.0%
California Dept. Water Resource & Power Supply RB, Ser. B-6, 0.30%, VRDN, (LOC: State Street Corp.)	22,200,000	22,200,000
Cleveland, OH Water RB, Ser. R-2009, 0.30%, VRDN, (SPA: BNP Paribas SA)	6,500,000	6,500,000
Dallas, TX Waterworks & Sewer Sys. RRB, Ser. 2845, 0.88%, VRDN, (LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	1,570,000	1,570,000
Detroit, MI Sewer Disp. Sys. RRB, Ser. 2006, 1.00%, 07/01/2009, (LOC: Bank of New York Mellon Corp.)	30,030,500	30,030,500
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2007 Ser. CC-1, 0.45%, VRDN, (SPA: Bank of Nova Scotia)	200,000	200,000
ROC-RR-II R-11697, 0.92%, VRDN, (Liq.: CitiBank NA)	4,200,000	4,200,000
Ser. DD, 0.54%, VRDN, (LOC: JPMorgan Chase & Co.)	14,330,000	14,330,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB, Fiscal Year 2002, Ser. 3092, 0.54%, VRDN, (LOC: JPMorgan Chase & Co.)	5,500,000	5,500,000
Peace River/Manasota, FL Regl. Water Supply Auth. RB, ROC RR-II-R 607, 1.78%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	15,630,000	15,630,000
Port St. Joe, FL Water & Sewer Sys. RB, Ser. 2008, 1.03%, VRDN, (LOC: Regions Financial Corp.)	10,990,000	10,990,000
San Antonio, TX Water Sys. RRB, Ser. 2007, 0.63%, VRDN, (SPA: Societe Generale SA)	13,085,000	13,085,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002, 0.52%, VRDN, (Insd. by MBIA & LOC: U.S. Bank NA)	6,700,000	6,718,208
West Palm Beach, FL Util. Sys. RB, Ser. 2008C, 1.50%, VRDN, (SPA: Dexia SA)	6,900,000	6,900,000

		137,853,708

Total Investments (cost $4,635,420,604) 99.5%		4,635,420,604
Other Assets and Liabilities 0.5%		24,153,119

Net Assets 100.0%		$4,659,573,723

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2009.

18

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange. Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TTFA	Transportation Trust Fund Authority

19

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of April 30, 2009:

Texas	10.3%
Florida	9.6%
New York	6.4%
California	5.2%
Pennsylvania	5.0%
Ohio	4.1%
Alabama	3.6%
Indiana	3.6%
Tennessee	3.2%
Illinois	3.0%
Colorado	2.9%
North Carolina	2.8%
Georgia	2.5%
Wisconsin	2.4%
South Carolina	2.1%
Alaska	2.0%
Maryland	2.0%
New Jersey	2.0%
Delaware	1.8%
Michigan	1.7%
Virginia	1.7%
Washington	1.7%
Minnesota	1.6%
Mississippi	1.5%
Kentucky	1.3%
Louisiana	1.2%
Massachusetts	1.2%
Arizona	1.0%
District of Columbia	0.8%
Nevada	0.8%
Nebraska	0.7%
Idaho	0.6%
Iowa	0.6%
Missouri	0.6%
Maine	0.5%
North Dakota	0.5%
South Dakota	0.5%
Hawaii	0.4%
West Virginia	0.4%
Oregon	0.3%
Utah	0.3%
Vermont	0.3%
Arkansas	0.2%
Kansas	0.2%
Puerto Rico	0.2%
New Hampshire	0.1%
New Mexico	0.1%
Oklahoma	0.1%
Non-state specific	4.4%
100.0%

On April 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	4,635,420,604
Level 3 – Significant Unobservable Inputs	0

Total	$4,635,420,604

20

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
EDUCATION 5.5%
Knox Cnty., TN Hlth. & Edl. Facs. RB, Johnson Bible College Proj., Ser. 2006, 1.03%, VRDN, (LOC: AmSouth Bancorp)	$7,300,000	$7,300,000
New Jersey EDA RB, Princeton Day Sch. Proj., 0.49%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RRB, Princeton Univ. Proj., Ser. SG148, 0.60%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000

		14,950,000

GENERAL OBLIGATION – LOCAL 6.4%
Hoboken, NJ GO TAN, Ser. DBE-689, 0.57%, VRDN, (Liq.: Deutsche Bank AG)	9,330,000	9,330,000
Livingston, NJ GO BAN, 1.25%, 04/29/2010, (Liq.: JPMorgan Chase & Co.)	8,000,000	8,067,335

		17,397,335

GENERAL OBLIGATION – STATE 3.5%
New Jersey Refunding GO, Ser. E, 6.00%, 07/15/2009	6,500,000	6,548,284
Puerto Rico Cmnwlth. Austin Trust Variable Cert. GO, Ser. 2008-355, 0.63%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000

		9,548,284

HOSPITAL 11.4%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.44%, VRDN, (LOC: Commerce Bancorp, Inc.)	17,425,000	17,425,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 1.01%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	700,000	700,000
New Jersey Healthcare Facs. Fin. Auth. RB:
Barnabas Healthcare Sys., Inc., Ser. A, 0.25%, VRDN, (LOC: Chase Manhattan Bank)	6,050,000	6,050,000
Somerset Med. Ctr. Proj., Ser. 2008, 0.46%, VRDN, (LOC: TD Banknorth, NA)	3,400,000	3,400,000
St. Peters Univ. Hosp. Proj., Ser. 2000-B, 0.35%, VRDN, (LOC: Bank of America Corp.)	2,510,000	2,510,000
Philadelphia, PA IDRB, PUTTER, Ser. 2133, 0.63%, VRDN, (Liq.: JPMorgan Chase & Co.)	800,000	800,000

		30,885,000

HOUSING 9.0%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 1.23%, VRDN, (Insd. by FSA & Liq.: Lloyds TSB Group plc)	7,145,000	7,145,000
Ser. F, 0.45%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. 2008, 0.88%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	1,310,000	1,310,000
Puerto Rico HFA RB, PUTTER, Ser. 2984, 0.63%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,180,000	8,180,000

		24,235,000

INDUSTRIAL DEVELOPMENT REVENUE 9.3%
Frankfort, IN EDRB, Gen. Seating of America Proj., Ser. 1997, 1.63%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	975,000	975,000
Logan City, UT IDRB, Scientific Tech, Inc., 0.73%, VRDN, (LOC: Bank of the West)	1,550,000	1,550,000
New Jersey EDA RB:
El Dorado Terminals Proj., Ser. B, 0.50%, VRDN, (LOC: SunTrust Banks, Inc.)	850,000	850,000
Paddock Realty, LLC Proj., 0.83%, VRDN, (LOC: Wells Fargo & Co.) °°	1,105,000	1,105,000
Ser. 3824, 2.73%, VRDN, (SPA: Dexia SA)	13,470,000	13,470,000
Wearbest Sil-Tex Mills Proj., 2.50%, VRDN, (LOC: Bank of New York Mellon Corp.)	210,000	210,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 0.62%, VRDN, (LOC: Washington Mutual, Inc.)	1,745,000	1,745,000
St. Tammany Parish, LA Dev. Dist. Auth. RB, Main Street Holdings Proj., Ser. A, 1.03%, VRDN, (LOC: Regions Bank)	5,400,000	5,400,000

		25,305,000

LEASE 2.4%
New Jersey Bldg. Auth. RB, Subser. A-3, 0.25%, VRDN, (SPA: Bank of Nova Scotia)	6,350,000	6,350,000

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 7.3%
Citizens Property Insurance Corp. Florida Refunding Rev. Notes, Class A, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	$10,000,000	$10,008,211
New Jersey EDA RB, Republic Svcs., Inc. Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	625,000	625,000
New Jersey EDA RRB, Bayonne Impt. Proj., Ser. 1993-B, 0.50%, VRDN, (LOC: SunTrust Banks, Inc.)	5,300,000	5,300,000
New Jersey Env. Infrastructure RB, MSTR, Ser. 2001-A, 0.43%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,200,000	2,200,000
New York, NY RB, PUTTER, Ser. 3126, 0.71%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,600,000	1,600,000

		19,733,211

PORT AUTHORITY 0.5%
New York Port Auth. RB, Ser. 2008-1067, 0.73%, VRDN, (LOC: Bank of America Corp.)	1,415,000	1,415,000

SPECIAL TAX 3.3%
Garden State New Jersey Preservation RB, Open Space & Farmland, Ser. 2865, 0.88%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,185,000	4,185,000
New Jersey EDA Motor Vehicle RB, Ser. 2008-3303, 0.58%, VRDN, (Insd. by BHAC & LOC: Bank of America Corp.)	2,190,000	2,190,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.55%, VRDN, (Liq.: Deutsche Bank AG)	2,490,000	2,490,000

		8,865,000

STUDENT LOAN 6.4%
New Jersey Higher Ed. Assistance Auth. RB, ROC-RR-II-R 11571, Ser. 2008-A, 0.73%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: CitiBank, NA)	7,050,000	7,050,000
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.00%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	10,300,000	10,300,000

		17,350,000

TRANSPORTATION 28.9%
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-42, 0.68%, VRDN, (Gtd. by State Street Corp.)	12,300,000	12,300,000
Delaware River & Bay Auth. RB, 0.25%, VRDN, (LOC: TD Banknorth, NA)	3,800,000	3,800,000
Macon Trust RB, Ser. 2007-324, 3.63%, VRDN, (Insd. by FSA & Liq.: Bank of America Corp.)	5,000,000	5,000,000
New Jersey Deutsche Bank Spears Trust RB:
0.57%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,000,000	3,000,000
Ser. 2006-A, 0.58%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	3,800,000	3,800,000
Ser. 2006-C, 0.58%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,590,000	3,590,000
New Jersey Trans. Auth. RB:
Ser. 3859, 2.73%, VRDN, (SPA: Dexia SA)	8,590,000	8,590,000
Ser. A, 2.73%, VRDN, (Insd. by FGIC)	2,550,000	2,550,000
Ser. B, 0.30%, VRDN, (LOC: PNC Bank)	5,000,000	5,000,000
Ser. D, 0.30%, VRDN, (SPA: Bank of Nova Scotia)	4,200,000	4,200,000
New Jersey Trans. Corp. COP, Ser. PT-3751, 0.86%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
New Jersey TTFA RB:
Ser. 038, 0.58%, VRDN, (Insd. by AMBAC & Liq.: & LOC: Wells Fargo & Co.) °°	10,535,000	10,535,000
Ser. DC-8033, 2.50%, VRDN, (Insd. by FSA & LOC: Dexia SA)	5,870,000	5,870,000

		78,235,000

UTILITY 5.8%
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
Ser. 1988, 2.35%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,100,000	1,100,000
Ser. 1994, 2.35%, VRDN, (Gtd. by Delmarva Power & Light Co.)	500,000	500,000
New Jersey EDA RB:
Pivotal Util. Holdings, Inc. Proj., Ser. 2007, 0.29%, VRDN, (LOC: Wells Fargo & Co.) °°	900,000	900,000
Thermal Energy, Ltd. Proj., Ser. 1995, 0.73%, VRDN, (LOC: Bank One)	1,605,000	1,605,000
Puerto Rico Elec. Power Auth. RB MSTR:
Class A, 0.60%, VRDN, (Insd. by FSA & Liq.: Societe Generale)	3,780,000	3,780,000
Ser. UU, Class A, 0.61%, VRDN, (SPA: Societe Generale SA)	3,200,000	3,200,000
Puerto Rico Elec. Power Auth. RRB, Ser. VV, Class A, 0.60%, VRDN, (SPA: Societe Generale)	4,665,000	4,665,000

		15,750,000

2

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
Value

Total Investments (cost $270,018,830) 99.7%	$270,018,830
Other Assets and Liabilities 0.3%	817,321

Net Assets 100.0%	$270,836,151

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of April 30, 2009:

New Jersey	73.8%
Puerto Rico	9.4%
Pennsylvania	4.0%
Florida	3.7%
Tennessee	2.7%
Delaware	2.0%
Louisiana	2.0%
New York	1.1%
Utah	0.6%
Indiana	0.4%
Non-state specific	0.3%

100.0%

On April 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

3

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	270,018,830
Level 3 – Significant Unobservable Inputs	0

Total	$270,018,830

4

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
AIRPORT 2.2%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 0.67%, VRDN, (LOC: Bank of America Corp.)	$6,800,000	$6,800,000
Onondaga Cnty., NY Indl. Dev. Agcy. Arpt. Facs. RB, Syracuse Executive Air Svcs., Inc. Proj., Ser. A, 0.65%, VRDN, (LOC: U.S. Bank NA)	3,000,000	3,000,000

		9,800,000

COMMUNITY DEVELOPMENT DISTRICT 1.4%
New York, NY Indl. Dev. Agcy. RB, Sephardic Cmnty. Youth Ctr. Proj., 0.68%, VRDN, (LOC: M&T Bank Corp.)	4,400,000	4,400,000
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 1.40%, VRDN, (LOC: KeyCorp)	1,825,000	1,825,000

		6,225,000

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Lancaster Township, NY IDA RB, Greenfield Manor, Inc. Proj., 0.58%, VRDN, (LOC: M&T Bank Corp.)	4,275,000	4,275,000

EDUCATION 9.6%
Birmingham, AL Edl. Bldg. Auth. Tuition RB, Miles College Proj., Ser. 2004-A, 1.03%, VRDN, (LOC: Regions Bank)	4,010,000	4,010,000
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.62%, VRDN, (LOC: M&T Bank Corp.)	7,800,000	7,800,000
Jackson, TN Hlth. & Edl. Facs. Board RRB, Trinity Christian Academy Proj., Ser. 2002, 1.03%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,815,000	2,815,000
Monroe Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Harley Sch. Proj., Ser. 2008, 0.63%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,860,000	8,860,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 0.49%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,150,000	3,150,000
Fordham Univ., Ser. 2008A-2, 0.60%, VRDN, (LOC: Allied Irish Banks plc)	1,600,000	1,600,000
Rockfeller Univ., Ser. 2009-B, 0.21%, VRDN, (SPA: U.S. Bank, NA)	6,900,000	6,900,000
New York, NY Cultural Residential RB, Lincoln Ctr. for the Performing Arts, Inc., Ser. 2008-B-1, 0.36%, VRDN, (LOC: U.S. Bank NA)	3,750,000	3,750,000
New York, NY Indl. Dev. Agcy. Civic Facs. RB, New York Law Sch. Proj., Ser. 2006-B-1, 0.57%, VRDN, (LOC: Allied Irish Banks plc)	3,100,000	3,100,000

		41,985,000

GENERAL OBLIGATION – LOCAL 8.4%
Hanford, CA Joint Union High Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DBE-675, 0.62%, VRDN, (Gtd. by & Liq.: Deutsche Bank AG)	500,000	500,000
New York, NY GO:
Fiscal Year 1994:
Ser. A-10, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	1,990,000	1,990,000
Ser. B-2, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	1,800,000	1,800,000
Fiscal Year 1996, Ser. J-3, 0.38%, VRDN, (Liq.: JPMorgan Chase & Co.)	400,000	400,000
Fiscal Year 2004, Ser. H-4, 0.35%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,305,000	2,305,000
Fiscal Year 2005, Ser. F-4, 0.23%, VRDN, (LOC: Royal Bank of Scotland)	1,300,000	1,300,000
Fiscal Year 2006, Ser. I-7, 0.48%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Fiscal Year 2008, Ser. J-3, 0.45%, VRDN, (LOC: Allied Irish Banks plc)	3,305,000	3,305,000
Oyster Bay, NY GO, BAN, Ser. 2009-A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	10,000,000	10,037,731
Rockland Cnty., NY GO, RAN, 2.50%, 05/01/2009	10,000,000	10,105,498

		36,743,229

GENERAL OBLIGATION – STATE 3.4%
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.52%, VRDN, (LOC: Branch Banking & Trust Co.)	8,200,000	8,200,000
Puerto Rico Cmnwlth. Austin Trust Variable Cert. GO, Ser. 2008-355, 0.63%, VRDN, (LOC: Bank of America Corp.)	3,190,000	3,190,000
Puerto Rico Cmnwlth. Pub. Impt. GO, Ser. 2002-A, ROC-RR-II-R-185, 0.63%, VRDN, (LOC: CitiBank NA)	3,715,000	3,715,000

		15,105,000

1

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 3.9%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., Ser. 2000, 1.40%, VRDN, (LOC: KeyCorp)	$565,000	$565,000
Knox Cnty., TN Indl. Dev. Board RB, Cherokee Hlth. Sys. Proj., Ser. 2006, 1.03%, VRDN, (Liq.: Morgan Keegan & Co., Inc.)	6,800,000	6,800,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, MT 545 Aurora Hlth. Care, Inc., Ser. 1997, 1.01%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	3,400,000	3,400,000
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. 2000-A, 1.40%, VRDN, (LOC: KeyCorp)	2,480,000	2,480,000
Steuben Cnty., NY Indl. Dev. Agcy. RB:
Corning Hosp. Facs. Ctr. Proj., Ser. 2001, 0.88%, VRDN, (LOC: M&T Bank Corp.)	1,505,000	1,505,000
Guthrie Corning Dev. Facs. Proj., Ser. 2001, 0.88%, VRDN, (LOC: M&T Bank Corp.)	2,470,000	2,470,000

		17,220,000

HOUSING 31.6%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace Assn. Proj., 2.00%, VRDN, (LOC: KeyCorp)	549,000	549,000
Atlanta, GA Urban Residential Finl. Auth. MHRB:
Lindbergh City Ctr. Apts. Proj., Ser. 2004, 0.98%, VRDN, (LOC: Regions Bank)	7,000,000	7,000,000
Peaks At West Atlanta, Ser. 2001, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	4,600,000	4,600,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class C, 0.78%, VRDN, (SPA: Lloyds TSB Group plc)	2,290,000	2,290,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.88%, VRDN, (Insd. by FHLMC)	9,900,000	9,900,000
New York Hsg. Fin. Agcy. RB:
10 Liberty Street, Ser. 2003-A, 0.20%, VRDN, (Insd. by & Liq.: FHLMC)	380,000	380,000
Archstone Westbury Hsg., Ser. 2004-A, 0.48%, VRDN, (LOC: Bank of America Corp.)	5,400,000	5,400,000
Avalon Bowery Place, Ser. 2006-A, 0.70%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
College Arms Apts., Ser. 2008-A, 0.45%, VRDN, (Insd. by & Liq.: FHLMC)	3,800,000	3,800,000
North End Ave., Ser. 2004-A, 0.31%, VRDN, (Insd. by & Liq.: FNMA)	4,550,000	4,550,000
Rip Van Winkle House, Ser. 2004-A, 0.55%, VRDN, (Insd. by & Liq.: FNMA)	3,300,000	3,300,000
West 23rd Street, Ser. 2002-A, 0.53%, VRDN, (Insd. by & Liq.: FNMA)	22,100,000	22,100,000
Weyant Green Apts., Ser. 2007-A, 0.41%, VRDN, (Insd. by & Liq.: FNMA)	700,000	700,000
New York Hsg. Fin. Agcy. RRB, Victory Hsg., Ser. 2004-A, 0.41%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	2,500,000	2,500,000
New York Mtge. Agcy. Homeowner RB:
Ser. 154, 2.12%, VRDN, (SPA: Dexia SA)	8,500,000	8,500,000
Ser. 71, ROC-RR-II-R-11706, 0.73%, VRDN, (Liq.: CitiBank NA)	3,710,000	3,710,000
New York, NY Hsg. Dev. Corp. MHRB:
1904 Vyse Ave. Apts. Proj., Ser. 2005-A, 0.45%, VRDN, (LOC: HSBC Holdings plc)	4,035,000	4,035,000
2008, Ser. M, 1.20%, 12/22/2009, (LOC: JPMorgan Chase & Co.)	12,375,000	12,375,000
Bathgate Ave. Apts., Ser. 2006-A, 0.55%, VRDN, (LOC: KeyBank NA)	12,500,000	12,500,000
Brittany Dev. Proj., Ser. 1999-A, 0.37%, VRDN, (Insd. by & Liq.: FNMA)	8,000,000	8,000,000
Bruckne by the Bridge, Ser. 2008-A, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	11,200,000	11,200,000
Louis Blvd. Apts. Proj., Ser. 2004-A, 0.26%, VRDN, (LOC: KeyCorp)	1,800,000	1,800,000
Ogden Ave. Apts., Ser. 2005-A, 0.41%, VRDN, (Insd. by & Liq.: FNMA)	2,500,000	2,500,000
Pierrepont Dev., Ser. 2000-A, 0.43%, VRDN, (LOC: Allied Irish Banks plc)	2,200,000	2,200,000
Sherburne Cnty., MN Hsg. & Redev. Auth. IDRB, Apperts, Inc. Proj., Ser. 2001, 1.02%, VRDN, (LOC: LaSalle Bank Corp.)	2,840,000	2,840,000

		138,229,000

INDUSTRIAL DEVELOPMENT REVENUE 2.0%
Columbia Cnty., NY Indl. Dev. Agcy. RB, Rual Manufacturing Co., Inc. Proj., Ser. 1995-A, 0.65%, VRDN, (LOC: Bank of America Corp.)	2,890,000	2,890,000
Columbus, IN RRB, Rock Tennessee Co. Mill Proj., Ser. 1995, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Frankfort, IN EDRB, Gen. Seating of America Proj., Ser. 1997, 1.63%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	630,000	630,000

2

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
New York, NY Indl. Dev. Agcy. RB, French Institute Alliance, Ser. 2005, 0.83%, VRDN, (LOC: M&T Bank Corp.)	$1,650,000	$1,650,000
Southeast New York Indl. Dev. Agcy. RB, Dairy Conveyor Corp. Proj., Ser. 1995, 0.90%, VRDN, (LOC: JPMorgan Chase & Co.)	1,120,000	1,120,000
Sparks, NV EDRB, Rix Inds. Proj., 0.72%, VRDN, (LOC: Wells Fargo & Co.) °°	1,405,000	1,405,000

		8,795,000

MISCELLANEOUS REVENUE 14.7%
Citizens Property Insurance Corp. Florida Refunding Rev. Notes, Class A, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,008,211
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 0.68%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	24,200,000	24,200,000
New York, NY TFA Bldg. RB, Fiscal Year 2007, Ser. S-1, ROC-RR-II-R 809PB, 0.96%, VRDN, (SPA: Deutsche Bank AG)	10,575,000	10,575,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.67%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	9,735,000	9,735,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.62%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	4,635,000	4,635,000

		64,153,211

SPECIAL TAX 7.0%
Nassau Cnty., NY Interim Fin. Auth. Sales Tax RB, Ser. 2008-D, 2.13%, VRDN, (SPA: Dexia SA)	1,900,000	1,900,000
New York Urban Dev. Corp. Personal Income Tax RB, PUTTER, Ser. 2887, 0.54%, VRDN, (LOC: JPMorgan Chase & Co.)	3,500,000	3,500,000
New York, NY RB, PUTTER, Ser. 3126, 0.71%, VRDN, (LOC: JPMorgan Chase & Co.)	6,395,000	6,395,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 2, 1.40%, VRDN, (SPA: Dexia SA)	3,285,000	3,285,000
Ser. 3-C, 1.40%, VRDN, (SPA: Dexia SA)	4,000,000	4,000,000
Ser. 3-D, 1.40%, VRDN, (SPA:Dexia SA)	11,100,000	11,100,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.55%, VRDN, (Liq.: Deutsche Bank AG)	400,000	400,000

		30,580,000

STUDENT LOAN 3.9%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.00%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	17,000,000	17,000,000

TRANSPORTATION 1.9%
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-A, 0.58%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	300,000	300,000
Triborough Bridge & Tunnel Auth. RB:
Class A, 0.61%, VRDN, (SPA: Societe Generale)	3,830,000	3,830,000
Ser. A, 2.25%, VRDN, (LOC: U.S. Bank NA)	4,385,000	4,385,000

		8,515,000

UTILITY 5.9%
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
Ser. 1988, 2.35%, VRDN, (Gtd. by Delmarva Power & Light Co.)	400,000	400,000
Ser. 1994, 2.35%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,400,000	2,400,000
Long Island Power Auth. RB:
Ser. 2003-E, 3.00%, VRDN, (SPA: Dexia SA)	3,300,000	3,300,000
Ser. 2003-N, 2.00%, VRDN, (SPA: Dexia SA)	8,000,000	8,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 2.74%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	1,995,000	1,995,000

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A, 0.61%, VRDN, (SPA: Societe Generale SA)	$6,180,000	$6,180,000
Puerto Rico Elec. Power Auth. RRB, Ser. VV, Class A, 0.60%, VRDN, (SPA: Societe Generale)	3,500,000	3,500,000

		25,775,000

WATER & SEWER 1.8%
New York, NY Muni. Water & Sewer Fin. Auth. RB, PUTTER, Ser. 1289, 0.54%, VRDN, (LOC: JPMorgan Chase & Co.)	300,000	300,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB:
Fiscal Year 2002, Ser. 3092, 0.54%, VRDN, (LOC: JPMorgan Chase & Co.)	500,000	500,000
PUTTER, Ser. 1263, 0.88%, VRDN, (LOC: JPMorgan Chase & Co.)	7,090,000	7,090,000

		7,890,000

Total Investments (cost $432,290,440) 98.7%		432,290,440
Other Assets and Liabilities 1.3%		5,596,587

Net Assets 100.0%		$437,887,027

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

4

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of April 30, 2009:

New York	78.1%
Puerto Rico	4.4%
Pennsylvania	3.9%
Georgia	2.7%
Florida	2.3%
Tennessee	2.2%
California	2.0%
Alabama	1.0%
Wisconsin	0.8%
Minnesota	0.7%
Delaware	0.6%
Indiana	0.4%
Nevada	0.3%
New Jersey	0.1%
Non-state specific	0.5%

100.0%

On April 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	432,290,440
Level 3 – Significant Unobservable Inputs	0

Total	$432,290,440

5

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 3.7%
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2006-13, 0.68%, VRDN, (Liq: State Street Corp.)	$10,050,000	$10,050,000

CONTINUING CARE RETIREMENT COMMUNITY 0.5%
South Central Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 0.77%, VRDN, (LOC: Fulton Finl. Corp.)	1,320,000	1,320,000

EDUCATION 9.9%
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.63%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,090,000	5,090,000
Delaware Cnty., PA RB, Eastern College, Ser. A, 1.48%, VRDN, (LOC: Allied Irish Banks plc)	2,670,000	2,670,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 0.77%, VRDN, (LOC: Fulton Finl. Corp.)	2,895,000	2,895,000
Latrobe, PA IDA RB, Greensburg Diocese, 1.60%, VRDN, (LOC: Allied Irish Banks plc)	1,245,000	1,245,000
Pennsylvania EDFA RB, LaSalle College High Sch. Proj., Ser. J1, 0.48%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program, Univ. of Scranton Proj., Ser. 1999-E3, 0.50%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Honeysuckle Student Hsg., Ser. A, 1.13%, VRDN, (LOC: Allied Irish Banks plc)	1,050,000	1,050,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, ROC RR-II-R-11396, 1.73%, VRDN, (Insd. by FSA & Liq.: Citibank N.A.)	7,600,000	7,600,000

		26,550,000

GENERAL OBLIGATION – LOCAL 6.6%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 3.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	8,995,000	8,995,000
Central York, PA Sch. Dist. GO, Ser. A, 1.25%, VRDN, (Insd. by FSA & SPA: RBC Centura Bank)	6,425,000	6,425,000
Lampeter-Strasburg, PA Sch. Dist. GO, Ser. A, 1.25%, VRDN, (Insd. by FSA & SPA: RBC Centura Bank)	2,350,000	2,350,000

		17,770,000

HOSPITAL 16.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. 2008, 0.61%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
Danville, PA Hlth. Sys. RB, Geisinger Hlth. Sys. Foundation, Ser. 2005-A, 0.32%, VRDN, (SPA: Bank of America Corp.)	4,800,000	4,800,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. Board Hosp. RRB, Covenant Hlth., Ser. 2006-B3, 1.30%, VRDN, (SPA: SunTrust Banks, Inc.)	600,000	600,000
Lancaster Cnty., PA Hosp. Auth. Hlth. Sys. RB, Lancaster Gen. Hosp., 0.37%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., Ser. 2006, 0.66%, VRDN, (LOC: Fulton Finl. Corp.)	1,840,000	1,840,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, St. Luke’s Hosp. Bethlethem, PA Proj., Ser. 566, 1.34%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,000,000	15,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 385, 1.34%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
Philadelphia, PA IDRB, PUTTER, Ser. 2133, 0.63%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000

		43,940,000

HOUSING 13.1%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005 SS, 0.73%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,075,000	4,075,000
Lancaster, PA IDA RB, Davco Family Proj., Ser. A, 0.82%, VRDN, (LOC: Fulton Finl. Corp.)	1,030,000	1,030,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A, 0.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,325,000	4,325,000
Pennsylvania HFA SFHRB:
Austin Trust Cert., Ser. 2008-1166, 0.83%, VRDN, (Liq.: Bank of America Corp.)	7,970,000	7,970,000
Ser. 2003-77B, 0.60%, VRDN, (SPA: BNP Paribas SA)	3,400,000	3,400,000
Ser. 2005-88-B, 1.50%, VRDN, (SPA: Dexia SA)	5,765,000	5,765,000
Ser. 2007-98C, 1.50%, VRDN, (SPA: Dexia SA)	7,000,000	7,000,000
Ser. 88-C, 1.50%, VRDN, (SPA: Dexia SA)	1,500,000	1,500,000

		35,065,000

1

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 27.2%
Adams Cnty., PA IDA RB, Gettysburg Foundation Facs., Ser. A, 0.62%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	$15,000,000	$15,000,000
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 0.70%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Berks Cnty., PA IDA RB, Fleetwood Business Trust, 0.64%, VRDN, (LOC: Northern Trust Co.)	4,385,000	4,385,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 0.82%, VRDN, (LOC: Fulton Finl. Corp.)	3,305,000	3,305,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 0.75%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 0.75%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 0.70%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB:
KAC III Realty Corp. Proj., Ser. A, 1.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
YMCA Brandywine Proj., Ser. 2007, 0.68%, VRDN, (LOC: Fulton Finl. Corp.)	5,500,000	5,500,000
Columbus, IN RRB, Rock Tennessee Co. Mill Proj., Ser. 1995, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	2,700,000	2,700,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 1.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,185,000	1,185,000
East Hempfield, PA IDA RB, BGT Realty Proj., 0.82%, VRDN, (LOC: Fulton Finl. Corp.)	2,600,000	2,600,000
Fayette Cnty., PA IDA RB, Coastal Lumber Co. Proj., 0.66%, VRDN, (LOC: Branch Banking & Trust)	2,000,000	2,000,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 0.88%, VRDN, (LOC: Commerce Bank, NA)	2,515,000	2,515,000
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc. Proj., 0.83%, VRDN, (LOC: Wells Fargo & Co.) °°	2,270,000	2,270,000
Lancaster, PA IDA RB, Purple Cow Partners, LLC Proj., 0.64%, VRDN, (LOC: First Tennessee Bank)	4,585,000	4,585,000
Pennsylvania EDFA RB:
Crawford Cnty. Properties, Ser. 2001-B2, 1.23%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 1.23%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	550,000	550,000
EPT Associates Proj., Ser. B-5, 1.23%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
First Street Partners Proj., Ser. H-4, 1.23%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Fitzpatrick Container Co., 0.73%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Ganflec Corp. Proj., Ser. E, 1.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,400,000	1,400,000
Johnston Welding & Fabric, Ser. B-1, 1.23%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Moosic Realty Partners, LP Proj., Ser. A-1, 0.73%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Sage Properties, LLC Proj., Ser. G12, 1.23%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	300,000	300,000
Solar Innovations, Inc. Proj., 0.87%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,000,000	7,000,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 0.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,200,000	1,200,000
Portland, OR Spl. Oblig. RB, Horizon Air Inds., Inc. Proj., Ser. 1997, 0.35%, VRDN, (LOC: Bank of America Corp.)	1,770,000	1,770,000
Westmoreland Cnty., PA IDA RB, Rhodin Enterprises Proj., 0.80%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,230,000	2,230,000

		72,895,000

MISCELLANEOUS REVENUE 6.3%
Citizens Property Insurance Corp. Florida Refunding Rev. Notes, Ser. 2008-A-2, Class A, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,008,211
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 0.77%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 0.73%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,350,000	4,350,000

		16,858,211

PORT AUTHORITY 0.7%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 0.73%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

2

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 4.0%
Washington Cnty., PA Solid Waste Disposal IDRB, American Iron Oxide Co. Proj., 1.03%, VRDN, (Liq.: Bank of Tokyo)	$10,700,000	$10,700,000

STUDENT LOAN 3.8%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.00%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	10,100,000	10,100,000

TRANSPORTATION 1.1%
Delaware Cnty., PA RB, River Junction Toll Bridge Commission, Ser. B-2, 1.70%, VRDN, (LOC: Dexia SA)	3,000,000	3,000,000

UTILITY 2.1%
Delaware EDA RB, Delmarva Power & Light Co. Proj., Ser. 1994, 2.35%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,000,000	2,000,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.71%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,495,000	3,495,000

		5,495,000

WATER & SEWER 4.3%
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 4.00%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	2,380,000	2,380,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 2007-4117, 0.90%, VRDN, (Insd. by Assured Guaranty Corp. & Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000
Pennsylvania EDFA Solid Waste Disposal RB, Ser. V, 0.88%, VRDN, (LOC: Bank of America Corp.)	4,495,000	4,495,000

		11,475,000

Total Investments (cost $267,218,211) 99.7%		267,218,211
Other Assets and Liabilities 0.3%		814,915

Net Assets 100.0%		$268,033,126

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MSTR	Municipal Securities Trust Receipt
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

3

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of April 30, 2009:

Pennsylvania	87.1%
Florida	3.7%
Wisconsin	1.3%
Indiana	1.0%
Illinois	0.9%
Minnesota	0.9%
Delaware	0.7%
Oregon	0.7%
Tennessee	0.2%
Non-state specific	3.5%

100.0%

On April 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	267,218,211
Level 3 – Significant Unobservable Inputs	0

Total	$267,218,211

4

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 22.5%
U.S. Treasury Bills:
0.42%, 09/15/2009 ß	$25,000,000	$24,960,993
1.36%, 07/02/2009 ß	25,000,000	24,942,521
1.63%, 06/24/2009 ß	75,000,000	74,820,000
U.S. Treasury Notes:
3.25%, 12/31/2009	25,000,000	25,429,289
3.875%, 05/15/2009	75,000,000	75,052,465
4.00%, 08/31/2009	15,000,000	15,181,371
4.875%, 05/15/2009-06/30/2009	40,000,000	40,105,345

Total U.S. Treasury Obligations (cost $280,491,984)		280,491,984

REPURCHASE AGREEMENTS ^^ 77.3%
Barclays Capital, Inc., 0.16%, dated 04/30/2009, maturing 05/01/2009; maturity value is $170,000,756 (1)	170,000,000	170,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.17%, dated 04/27/2009, maturing 05/04/2009; maturity value is $100,003,278 (2) *	100,000,000	100,000,000
Deutsche Bank AG:
0.14%, dated 04/30/2009, maturing 05/01/2009; maturity value is $146,064,254 (3)	146,063,686	146,063,686
Avg. rate of 0.16%, dated 04/27/2009, maturing 05/04/2009; maturity value is $65,001,986 (3) *	65,000,000	65,000,000
Avg. rate of 0.17%, dated 04/30/2009, maturing 05/29/2009; maturity value is $50,006,847 (3) *	50,000,000	50,000,000
Avg. rate of 0.17%, dated 04/27/2009, maturing 05/04/2009; maturity value is $80,003,033 (4) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.17%, dated 04/27/2009, maturing 05/04/2009; maturity value is $65,002,113 (5) *	65,000,000	65,000,000
Morgan Stanley, Avg. rate of 0.14%, dated 04/27/2009, maturing 05/04/2009; maturity value is $65,001,769 (6) *	65,000,000	65,000,000
Societe Generale, 0.14%, dated 04/30/2009, maturing 05/01/2009; maturity value is $110,000,428 (7)	110,000,000	110,000,000
UBS AG:
0.14%, dated 04/30/2009, maturing 05/01/2009; maturity value is $50,000,194 (8)	50,000,000	50,000,000
0.14%, dated 04/30/2009, maturing 05/01/2009; maturity value is $65,000,253 (9)	65,000,000	65,000,000

Total Repurchase Agreements (cost $966,063,686)		966,063,686

Total Investments (cost $1,246,555,670) 99.8%		1,246,555,670
Other Assets and Liabilities 0.2%		2,724,194

Net Assets 100.0%		$1,249,279,864

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)	$173,657,100 U.S. Treasury Note, 0.875%, 04/30/2011, value including accrued interest is $173,400,087.
(2)	$164,450,000 GNMA, 0.00% to 5.00%, 05/15/2018 to 04/15/2039, value including accrued interest is $102,001,098.
(3)

$154,332,500 TIPS, 2.375% to 3.375%, 01/15/2027 to 04/15/2032, value including accrued interest is $166,337,250; $99,952,800 U.S. Treasury Bill, 0.00%, 06/11/2009, value is $99,947,802. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(4)	$97,760,048 GNMA, 6.00% to 7.00%, 09/15/2038 to 12/15/2038, value including accrued interest is $81,600,000.
(5)	$59,070,000 U.S. Treasury Note, 4.125%, 05/15/2015, value including accrued interest is $66,302,276.
(6)	$51,237,000 U.S. Treasury Bond, 4.50% to 6.125%, 11/15/2027 to 02/15/2036, value including accrued interest is $66,300,076.
(7)	$98,867,900 TIPS, 2.375%, 01/15/2025, value including accrued interest is $112,200,017.
(8)	$60,580,000 GNMA, 5.00% to 6.00%, 01/15/2036 to 09/15/2038, value including accrued interest is $51,003,321.
(9)	$66,315,000 U.S. Treasury Bill, 0.00%, 07/16/2009, value is $66,302,403.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
TIPS	Treasury Inflation Protected Securities

On April 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,246,555,670
Level 3 – Significant Unobservable Inputs	0

Total	$1,246,555,670

2

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 59.7%
FFCB, FRN:
0.30%, 05/14/2009	$60,000,000	$60,000,000
1.25%, 05/24/2009	40,000,000	40,004,537
FHLB:
0.19%, 05/18/2009	21,800,000	21,798,044
2.56%, 08/04/2009	15,000,000	15,069,019
4.50%, 10/09/2009	4,760,000	4,800,273
5.00%, 09/18/2009	5,000,000	5,083,795
FRN:
0.54%, 05/01/2009	100,000,000	100,000,000
1.05%, 05/27/2009	170,000,000	170,000,249
FHLMC:
0.55%, 07/06/2009	25,000,000	24,974,792
1.25%, 03/09/2010	35,000,000	35,000,000
9.21%, 05/10/2009	36,887,000	36,967,869
FRN:
0.38%, 05/19/2009	9,300,000	9,288,366
0.42%, 05/18/2009	200,000,000	200,033,209
0.73%, 05/01/2009	50,000,000	50,000,000
1.22%, 07/30/2009	75,000,000	75,000,000
1.23%, 05/24/2009	30,000,000	30,000,000
FNMA:
0.29%, 08/03/2009	40,000,000	39,969,711
FRN:
0.42%, 05/01/2009	75,000,000	74,997,438
1.03%, 07/13/2009	100,000,000	100,008,022

Total U.S. Government & Agency Obligations (cost $1,092,995,324)		1,092,995,324

REPURCHASE AGREEMENTS ^^ 42.4%
Bank of America Corp., 0.15%, dated 04/30/2009, maturing 05/01/2009, maturity value $80,000,333 (1)	80,000,000	80,000,000
Barclays Capital, Inc.:
0.16%, dated 04/30/2009, maturing 05/01/2009, maturity value $225,001,000 (2)	225,000,000	225,000,000
Avg. rate of 0.18%, dated 04/30/2009, maturing 05/29/2009, maturity value $75,000,375 (3) *	75,000,000	75,000,000
Deutsche Bank AG, 0.15%, dated 04/30/2009, maturing 05/01/2009, maturity value $395,008,242 (4)	395,006,596	395,006,596

Total Repurchase Agreements (cost $775,006,596)		775,006,596

Total Investments (cost $1,868,001,920) 102.1%		1,868,001,920
Other Assets and Liabilities (2.1%)		(38,332,606)

Net Assets 100.0%		$1,829,669,314

^^	Collateralized by:
(1)	$74,204,000 FHLMC, 4.50%, 01/15/2013, value including accrued interest is $81,601,026.
(2)	$228,783,000 FNMA, 0.00% to 3.50%, 05/13/2009 to 09/02/2010, value including accrued interest is $229,500,760.
(3)	$43,387,000 FHLB, 0.00%, 04/26/2010, value is 43,200,436; $32,557,000 FNMA, 5.65%, 10/26/2017, value including accrued interest is $33,299,878.
(4)

$10,793,000 TVA, 5.50% to 5.63%, 01/18/2011 to 07/18/2017, value including accrued interest is $11,756,902; $191,800,000 FNMA, 6.21% to 7.25%, 01/15/2010 to 06/05/2036, value including accrued interest is $206,835,406; $160,000,000 FHLB, 0.00% to 4.74%, 09/14/2009 to 06/12/2015, value including accrued interest is $160,737,828; $22,000,000 FFCB, 4.70%, 08/10/2015, value including accrued interest is $23,577,278.

*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

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EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
TVA	Tennesee Valley Authority

On April 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,868,001,920
Level 3 – Significant Unobservable Inputs	0

Total	$1,868,001,920

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Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 26, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: June 26, 2009